UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22518

Nuveen Short Duration Credit Opportunities Fund
(Exact name of registrant as specified in charter)

Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 917-7700

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments

Closed-End Funds

Seeks high current income from portfolios of senior corporate loans.

Semi-Annual Report

January 31, 2013

Nuveen Senior
Income Fund

NSL

Nuveen Floating
Rate Income Fund

JFR

Nuveen Floating
Rate Income
Opportunity Fund

JRO

Nuveen Short
Duration Credit
Opportunities Fund

JSD

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Table of Contents

Chairman's Letter to Shareholders	4
Portfolio Managers' Comments	5
Fund Leverage and Other Information	8
Common Share Distribution and Price Information	10
Performance Overviews	12
Shareholder Meeting Report	16
Portfolios of Investments	17
Statement of Assets and Liabilities	53
Statement of Operations	54
Statement of Changes in Net Assets	55
Statement of Cash Flows	57
Financial Highlights	58
Notes to Financial Statements	62
Reinvest Automatically, Easily and Conveniently	77
Glossary of Terms Used in this Report	79
Additional Fund Information	83

Chairman's
Letter to Shareholders

Dear Shareholders,

Despite the global economy's ability to muddle through the many economic headwinds of 2012, investors continue to have good reasons to remain cautious. The European Central Bank's decisions to extend intermediate term financing to major European banks and to support sovereign debt markets have begun to show signs of a stabilized euro area financial market. The larger member states of the European Union (EU) are working diligently to strengthen the framework for a tighter financial and banking union and meaningful progress has been made by agreeing to centralize large bank regulation under the European Central Bank. However, economic conditions in the southern tier members are not improving and the pressures on their political leadership remain intense. The jury is out on whether the respective populations will support the continuing austerity measures that are needed to meet the EU fiscal targets.

In the U.S., the Fed remains committed to low interest rates into 2015 through its third program of Quantitative Easing (QE3). Inflation remains low but a growing number of economists are expressing concern about the economic distortions resulting from negative real interest rates. The highly partisan atmosphere in Congress led to a disappointingly modest solution for dealing with the end-of-year tax and spending issues. Early indications for the new Congressional term have not given much encouragement that the atmosphere for dealing with the sequestration legislation and the debt ceiling issues, let alone a more encompassing "grand bargain," will be any better than the last Congress. Over the longer term, there are some encouraging trends for the U.S. economy: house prices are beginning to recover, banks and corporations continue to strengthen their financial positions and incentives for capital investment in the U.S. by domestic and foreign corporations are increasing due to more competitive energy and labor costs.

During 2012 U.S. investors have benefited from strong returns in the domestic equity markets and solid returns in most fixed income markets. However, many of the macroeconomic risks of 2012 remain unresolved, including negotiating through the many U.S. fiscal issues, managing the risks of another year of abnormally low U.S. interest rates, sustaining the progress being made in the euro area and reducing the potential economic impact of geopolitical issues, particularly in the Middle East. In the face of these uncertainties, the experienced investment professionals at Nuveen Investments seek out investments that are enjoying positive economic conditions. At the same time they are always on the alert for risks in markets subject to excessive optimism or for opportunities in markets experiencing undue pessimism. Monitoring this process is a critical function for the Fund Board as it oversees your Nuveen Fund on your behalf.

As always, I encourage you to communicate with your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
March 25, 2013

Nuveen Investments

Portfolio Managers' Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor's Group, Moody's Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Senior Income Fund (NSL)
Nuveen Floating Rate Income Fund (JFR)
Nuveen Floating Rate Income Opportunity Fund (JRO)
Nuveen Short Duration Credit Opportunities Fund (JSD)

NSL, JFR and JRO are managed by Gunther Stein and Scott Caraher of Symphony Asset Management, LLC (Symphony), an affiliate of Nuveen Investments. JSD is managed by Gunther, Scott and Jenny Rhee. Here the managers discuss their management strategies and performance of the Funds for the six-month period ended January 31, 2013.

What key strategies were used to manage the Funds during the six-month period ended January 31, 2013?

NSL, JFR and JRO have similar investment objectives and strategies. Each Fund is designed to seek a high level of current income by investing primarily in a portfolio of adjustable rate, senior secured corporate loans. The Funds also may invest in unsecured senior loans, other debt securities, and equity securities and warrants acquired in connection with an investment in senior loans. A significant portion of each Fund's assets may be invested in instruments that, at the time of investment, are rated below investment grade or are unrated but judged by Symphony to be of comparable quality.

JSD seeks to provide current income and the potential for capital appreciation. In seeking to achieve this, the Fund invests primarily in a blended portfolio of below investment grade adjustable rate corporate debt instruments, including senior secured loans, second lien loans and other adjustable rate corporate debt instruments. The Fund may also make limited tactical investments in other types of debt instruments and may enter into tactical short positions consisting primarily of high yield debt.

How did the Funds perform over this six-month period?

The performance of the Funds, as well as the performance of comparative market indexes, is presented in the accompanying table.

Nuveen Investments

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

*  JFR's since inception return is from 3/25/04. JRO's since inception return is from 7/27/04. JSD's since inception return is from 5/25/11.

**  Refer to the Glossary of Terms Used in this Report for definitions. Indexes are not available for direct investment.

Average Annual Total Returns on Common Share Net Asset Value (NAV)

For periods ended 1/31/13

Fund	Cumulative 6-Month	1-Year	5-Year	10-Year
NSL	8.59%	14.82%	8.31%	8.09%
Barclays U.S. Aggregate Bond Index**	-0.29%	2.59%	5.52%	5.13%
CSFB Leveraged Loan Index**	4.85%	8.49%	5.73%	5.52%
Fund	Cumulative 6-Month	1-Year	5-Year	Since Inception*
JFR	9.32%	15.20%	8.09%	5.70%
Barclays U.S. Aggregate Bond Index**	-0.29%	2.59%	5.52%	4.98%
CSFB Leveraged Loan Index**	4.85%	8.49%	5.73%	4.97%
JRO	9.46%	16.00%	9.06%	6.36%
Barclays U.S. Aggregate Bond Index**	-0.29%	2.59%	5.52%	5.47%
CSFB Leveraged Loan Index**	4.85%	8.49%	5.73%	4.97%
JSD	7.07%	13.02%	N/A	10.47%
Barclays U.S. Aggregate Bond Index**	-0.29%	2.59%	N/A	5.09%
CSFB Leveraged Loan Index**	4.85%	8.49%	N/A	5.31%

For the six-month period ending January 31, 2013, NSL, JFR, JRO and JSD outperformed both the Barclays U.S. Aggregate Bond Index and the CSFB Leveraged Loan Index.

Our Clear Channel Communications Inc. Term Loans and high yield bonds were strong performers during the period for all four Funds. Clear Channel is a diversified media and entertainment company. Also performing well were the First and Second Lien Loans of IPC Systems, Inc. IPC is mainly involved in manufacturing and servicing communication systems for financial services firms.

There was an advantageous environment for the senior loan market in which NSL, JFR, JRO and JSD invested during the reporting period. Overall economic conditions remained supportive of the senior loan asset class, demand for senior loans remained strong and volatility and risk aversion remained generally low. With the exception of the "fiscal cliff" uncertainty in late 2012, which largely had a minor impact on senior loans and other risk assets, the period provided an ideal backdrop for leveraged credits.

The average price of senior loans rallied during the reporting period according to the CSFB Leveraged Loan Index. Meanwhile defaults within the senior loan market remained low. In addition to the generally limited default environment, risk is expected to be concentrated in specific areas: companies with highly leveraged capital structures (in particular loans used to finance aggressive leveraged buyout transactions), companies whose businesses are in cyclical decline (natural gas and coal producers) and issuers whose business are potentially in a secular downturn (publishers, brick-and-mortar retailers).

In addition to relatively strong fundamentals, so-called "technicals" within the senior loan asset class remained favorable throughout the period. Technicals refer to the supply and demand balance for senior loans. In recent years, technicals have played an important

Nuveen Investments

role in the pricing of senior loans, which trade in the secondary market in a similar fashion to high yield corporate bonds. On the supply side, the new issue environment for loans has been robust. In many cases, however, these newly-issued loans were used to refinance existing loan facilities, with the net effect not adding significantly to net supply. According to Credit Suisse, approximately 60% of new loans issued during the period were used for refinancing.

The market rallied broadly, with lower quality assets generally outperforming more defensive issues. As yields have compressed and investors have become more comfortable with the economic environment, higher yield names have generally led more defensive names. We believe that, while the economy remains favorable, credit selection will become increasingly important as several pockets of risk have emerged. With senior loans trading around par, negative news such as earnings misses could cause loans to trade down quite dramatically as many issues remain priced for a recovery.

The Funds' positions in Cengage Learning, Inc. detracted from overall performance. The company's term loan declined following an earnings miss and a downgrade of the education solution provider's credit rating.

In addition to recent awareness about the loan asset class, there was increased focus on the structure of many senior loans in the market, which includes what are referred to as "LIBOR floors." These are fairly recent developments and worthy of discussion. The coupon on most senior loans consists of both LIBOR (generally 90-day U.S. LIBOR) plus a spread. As an example, a senior loan might have a coupon structure of "LIBOR plus 400 basis points (bp)" in which the coupon consists of 90-day LIBOR, plus 400bp. However, given today's relatively low LIBOR rate, many issuers have put in place LIBOR floors in order to enhance the yield (and demand from investors) for newly issued loans. LIBOR floors, as the name suggest, put a "floor" on the reference LIBOR rate. Usually LIBOR floors range from 150bp to 50bp. Again looking at an example, a loan with a LIBOR floor might have a structure of "LIBOR + 400bp with a 100bp LIBOR floor." In this case, the effective coupon is 5% (100bp + 400bp). Therefore, as LIBOR rises from current levels the yield on a senior loan with a LIBOR floor will not rise in lockstep until after the reference LIBOR rate exceeds the LIBOR floor. Because of this, the effective duration of loans (and convexity) is extended somewhat, though not dramatically. Despite LIBOR floors, which effect roughly 70% of the senior loan market and portfolio, we believe that the senior loan asset class provides fixed income oriented investors with a potential safeguard from a secular rise in interest rates.

Nuveen Investments

Fund Leverage
and Other Information

IMPACT OF THE FUNDS' LEVERAGE STRATEGY ON PERFORMANCE

One important factor impacting the returns of the Funds relative to their benchmarks was the Funds' use of leverage through bank borrowings. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share NAV and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage had a positive impact on the performance of the Funds over this reporting period. During the period, the Funds continued to invest in interest rate swap contracts to partially fix the interest cost of their leverage. This had a very small positive effect on performance during the period.

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Shares of closed-end funds are subject to investment risks, including the possible loss of principal invested. Past performance is no guarantee of future results.

Investment, Market and Price Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the corporate securities owned by the Funds, which generally trade in the over-the-counter markets. Shares of closed-end investment companies like the Fund frequently trade at a discount to their NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. The Funds' use of leverage creates the possibility of higher volatility for the Funds' per share NAV, market price, and distributions. Leverage risk can be introduced through regulatory leverage (issuing preferred shares or debt borrowings at the Fund level) or through certain derivative investments held in a Fund's portfolio. Leverage typically magnifies the total return of a Fund's portfolio, whether that return is positive or negative. The use of leverage creates an opportunity for increased common share net income, but there is no assurance that a Fund's leveraging strategy will be successful.

Nuveen Investments

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund's portfolio will fail to make dividend or interest payments when due.

Illiquid Securities Risk. This is the risk that a Fund may not be able to sell securities in its portfolio at the time or price desired by the Fund.

Non-Investment Grade or Below-Investment Grade Risk. Investments in securities below investment grade quality are predominantly speculative and subject to greater volatility and risk of default.

Unrated Investment Risk. In determining whether an unrated security is an appropriate investment for a Fund, the manager will consider information from industry sources, as well as its own quantitative and qualitative analysis, in making such a determination. However, such a determination by the manager is not the equivalent of a rating by a rating agency.

Senior Loan Risk. Senior loans, both secured and unsecured, may not be rated by a national rating agency at the time of investment, generally will not be registered with the Securities and Exchange Commission (SEC) and generally will not be listed on a securities exchange. In addition, the amount of public information available with respect to senior loans generally is less extensive than that available for more widely rated, registered and exchange-listed securities.

Risks from Unsecured Adjustable Rate Loans or Insufficient Collateral Securing Adjustable Rate Loans. Some of the adjustable rate loans in which a Fund may invest will be unsecured, thereby increasing the risk of loss to the Fund in the event of issuer default. Other adjustable rate loans may be secured by specific collateral, but there can be no assurance that liquidating this collateral would satisfy a borrower's obligation to the Fund in the event of borrower default, or that such collateral could be readily liquidated under such circumstances.

Derivatives Strategy Risk. Derivative securities, such as calls, puts, warrants, swaps and forwards, carry risks different from, and possibly greater than, the risks associated with the underlying investments.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund's portfolio may be reinvested at rates below that of the original bond that generated the income.

Nuveen Investments

Common Share Distribution and
Price Information

Distribution Information

The following information regarding the Funds' distributions is current as of January 31, 2013, and will likely vary over time based on each Fund's investment activity and portfolio investment value changes.

During the six-month reporting period, JSD and JRO had one monthly distribution increase, while JSD received two monthly dividend increases. NSL did not have any increases during the period.

The Funds employ leverage through the use of bank borrowings. Financial leverage provides the potential for higher earnings (net investment income), total returns and distributions over time, but—as noted earlier—also increases the variability of common shareholders' NAV per share in response to changing market conditions.

During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2013, all four Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

Common Share Repurchases

During November 2012, the Nuveen Funds Board of Directors/Trustees reauthorized the Funds' open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.

As of January 31, 2013, and since the inception of the Funds' repurchase programs, JFR and JRO have cumulatively repurchased and retired their common shares as shown in the accompanying table. Since the inception of the Funds' repurchase programs, NSL and JSD have not repurchased any of their outstanding common shares.

Fund	Common Shares Repurchased and Retired	% of Outstanding Common Shares
JFR	147,593	0.3%
JRO	19,400	0.1%

During the current reporting period, JFR and JRO did not repurchase any of their outstanding common shares.

Nuveen Investments

Common Share Shelf Equity Programs

During the current reporting period, NSL, JFR and JRO had registration statements filed with the SEC authorizing the Funds to issue an additional 3.2 million, 4.7 million and 3.1 million common shares, respectively, through their equity shelf programs. During the current reporting period, JSD filed a registration statement with the SEC authorizing the Fund to issue an additional 1.0 million shares through an equity shelf program, which is not yet effective.

Under these equity shelf programs, the Funds, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each Fund's NAV per common share.

During the current reporting period, NSL, JFR and JRO sold common shares through their shelf equity programs at a weighted average premium to NAV per common share as shown in the accompanying table.

Fund	Common Shares Sold through Shelf Offering	Weighted Average Premium to NAV Per Common Share Sold
NSL	2,609,901	3.72%
JFR	3,488,580	2.39%
JRO	3,100,000	3.20%

During March 2013 (subsequent to the close of this reporting period), NSL, JFR and JRO filed registration statements with the SEC authorizing the Funds to issue an additional 8.8 million, 12.9 million and 8.5 million common shares, respectively, through their equity shelf programs.

Common Share Price Information

As of January 31, 2013, and during the six-month reporting period, the Funds were trading at (+) premiums to their common share NAVs as shown in the accompanying table.

Fund	1/31/13 (+) Premium	Six-Month Average (+) Premium
NSL	(+)5.70%	(+)2.84%
JFR	(+)3.14%	(+)1.72%
JRO	(+)6.96%	(+)3.11%
JSD	(+)3.46%	(+)1.64%

Nuveen Investments

Fund Snapshot

Common Share Price	$7.79
Common Share Net Asset Value (NAV)	$7.37
Premium/(Discount) to NAV	5.70%
Latest Dividend	$0.0455
Market Yield	7.01%
Net Assets Applicable to Common Shares ($000)	$260,872

Leverage

Regulatory Leverage	27.71%
Effective Leverage	27.71%

Average Annual Total Returns

(Inception 10/26/99)

	On Share Price	On NAV
6-Month (Cumulative)	11.28%	8.59%
1-Year	20.11%	14.82%
5-Year	10.45%	8.31%
10-Year	8.47%	8.09%

Portfolio Composition

(as a % of total investments)1,2

Media	8.9%
Health Care Providers & Services	8.6%
Pharmaceuticals	7.9%
Software	7.6%
Communications Equipment	3.6%
Hotels, Restaurants & Leisure	3.6%
Food Products	3.2%
IT Services	2.9%
Health Care Equipment & Supplies	2.8%
Wireless Telecommunication Services	2.7%
Diversified Telecommunication Services	2.4%
Oil, Gas & Consumable Fuels	2.3%
Airlines	2.3%
Specialty Retail	2.0%
Biotechnology	1.8%
Commercial Services & Supplies	1.8%
Consumer Finance	1.8%
Distributors	1.7%
Personal Products	1.6%
Food & Staples Retailing	1.5%
Auto Components	1.4%
Industrial Conglomerates	1.4%
Diversified Financial Services	1.4%
Short-Term Investments	4.8%
Other	20.0%

Top Five Issuers

(as a % of total long-term investments)1,2

Infor Enterprise Applications	2.1%
U.S. Foodservice, Inc.	2.0%
HD Supply, Inc.	1.7%
Delta Air Lines, Inc.	1.6%
Bausch & Lomb, Inc.	1.6%

NSL

Performance

OVERVIEW

Nuveen Senior Income Fund

  as of January 31, 2013

Portfolio Allocation (as a % of total investments)1,2

2012-2013 Monthly Dividends Per Common Share3

Common Share Price Performance — Weekly Closing Price

  Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1  Excluding investments in derivatives.

2  Holdings are subject to change.

3  The Fund paid shareholders a non-recurring supplemental taxable distribution in December 2012 of $0.0248 per share.

Nuveen Investments

JFR

Performance

OVERVIEW

Nuveen Floating Rate Income
Fund

  as of January 31, 2013

Portfolio Allocation (as a % of total investments)1,2

2012-2013 Monthly Dividends Per Common Share3

Common Share Price Performance — Weekly Closing Price

  Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1  Excluding investments in derivatives.

2  Holdings are subject to change.

3  The Fund paid shareholders a non-recurring supplemental taxable distribution in December 2012 of $0.0736 per share.

Fund Snapshot

Common Share Price	$12.81
Common Share Net Asset Value (NAV)	$12.42
Premium/(Discount) to NAV	3.14%
Latest Dividend	$0.0760
Market Yield	7.12%
Net Assets Applicable to Common Shares ($000)	$642,350

Leverage

Regulatory Leverage	27.95%
Effective Leverage	27.95%

Average Annual Total Returns

(Inception 3/25/04)

	On Share Price	On NAV
6-Month (Cumulative)	13.50%	9.32%
1-Year	21.67%	15.20%
5-Year	10.74%	8.09%
Since Inception	5.91%	5.70%

Portfolio Composition

(as a % of total investments)1,2

Media	9.2%
Health Care Providers & Services	9.0%
Software	6.4%
Pharmaceuticals	5.6%
Communications Equipment	3.4%
Food Products	3.1%
Wireless Telecommunication Services	3.0%
IT Services	2.8%
Hotels, Restaurants & Leisure	2.7%
Airlines	2.6%
Diversified Telecommunication Services	2.1%
Health Care Equipment & Supplies	2.1%
Oil, Gas & Consumable Fuels	2.0%
Specialty Retail	1.8%
Auto Components	1.8%
Commercial Services & Supplies	1.8%
Real Estate Management & Development	1.7%
Semiconductors & Equipment	1.6%
Chemicals	1.6%
Biotechnology	1.5%
Capital Markets	1.5%
Consumer Finance	1.5%
Diversified Financial Services	1.4%
Asset-Backed Securities	4.5%
Investment Companies	1.5%
Short-Term Investments	4.6%
Other	19.2%

Top Five Issuers

(as a % of total long-term investments)1,2

Univision Communications, Inc.	2.0%
U.S. Foodservice, Inc.	1.9%
Infor Enterprise Applications	1.7%
Federal-Mogul Corporation	1.5%
Delta Air Lines, Inc.	1.4%

Nuveen Investments

Fund Snapshot

Common Share Price	$13.22
Common Share Net Asset Value (NAV)	$12.36
Premium/(Discount) to NAV	6.96%
Latest Dividend	$0.0800
Market Yield	7.26%
Net Assets Applicable to Common Shares ($000)	$424,827

Leverage

Regulatory Leverage	27.35%
Effective Leverage	27.35%

Average Annual Total Returns

(Inception 7/27/04)

	On Share Price	On NAV
6-Month (Cumulative)	14.51%	9.46%
1-Year	23.39%	16.00%
5-Year	12.16%	9.06%
Since Inception	7.01%	6.36%

Portfolio Composition

(as a % of total investments)1,2

Media	10.4%
Health Care Providers & Services	7.3%
Software	6.7%
Pharmaceuticals	5.7%
Communications Equipment	3.3%
IT Services	3.0%
Wireless Telecommunication Services	2.9%
Health Care Equipment & Supplies	2.8%
Food Products	2.6%
Hotels, Restaurants & Leisure	2.3%
Oil, Gas & Consumable Fuels	2.3%
Diversified Telecommunication Services	2.1%
Airlines	2.0%
Auto Components	2.0%
Biotechnology	1.9%
Internet Software & Services	1.9%
Capital Markets	1.7%
Real Estate Management & Development	1.7%
Commercial Services & Supplies	1.6%
Specialty Retail	1.6%
Industrial Conglomerates	1.6%
Diversified Consumer Services	1.6%
Consumer Finance	1.5%
Asset-Backed Securities	4.5%
Short-Term Investments	5.4%
Other	19.6%

Top Five Issuers

(as a % of total long-term investments)1,2

Clear Channel Communications, Inc.	2.1%
U.S. Foodservice, Inc.	1.9%
Infor Enterprise Applications	1.8%
Delta Air Lines, Inc.	1.8%
Federal-Mogul Corporation	1.7%

JRO

Performance

OVERVIEW

Nuveen Floating Rate Income Opportunity Fund

  as of January 31, 2013

Portfolio Allocation (as a % of total investments)1,2

2012-2013 Monthly Dividends Per Common Share3

Common Share Price Performance — Weekly Closing Price

  Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1  Excluding investments in derivatives.

2  Holdings are subject to change.

3  The Fund paid shareholders a non-recurring supplemental taxable distribution in December 2012 of $0.930 per share.

Nuveen Investments

JSD

Performance

OVERVIEW

Nuveen Short Duration Credit Opportunities Fund

  as of January 31, 2013

Portfolio Allocation (as a % of total investments)1,2

2012-2013 Monthly Dividends Per Common Share3

Common Share Price Performance — Weekly Closing Price

  Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1  Excluding investments in derivatives.

2  Holdings are subject to change.

3  The Fund paid shareholders capital gains, net ordinary income distributions and a non-recurring supplemental taxable distribution in December 2012 of $0.0523, $0.0224 and $0.0598 per share, respectively.

Fund Snapshot

Common Share Price	$20.62
Common Share Net Asset Value (NAV)	$19.93
Premium/(Discount) to NAV	3.46%
Latest Dividend	$0.1320
Market Yield	7.68%
Net Assets Applicable to Common Shares ($000)	$200,099

Leverage

Regulatory Leverage	29.81%
Effective Leverage	29.81%

Average Annual Total Returns

(Inception 5/25/11)

	On Share Price	On NAV
6-Month (Cumulative)	10.42%	7.07%
1-Year	22.33%	13.02%
Since Inception	9.81%	10.47%

Portfolio Composition

(as a % of total investments)1,2

Health Care Providers & Services	11.1%
Software	7.8%
Pharmaceuticals	6.5%
Media	6.1%
Oil, Gas & Consumable Fuels	3.7%
Internet Software & Services	3.7%
IT Services	3.7%
Communications Equipment	3.4%
Hotels, Restaurants & Leisure	3.0%
Health Care Equipment & Supplies	2.9%
Industrial Conglomerates	2.7%
Consumer Finance	2.7%
Commercial Services & Supplies	2.4%
Capital Markets	2.3%
Wireless Telecommunication Services	2.2%
Airlines	2.1%
Specialty Retail	1.9%
Diversified Consumer Services	1.9%
Diversified Financial Services	1.7%
Insurance	1.7%
Biotechnology	1.7%
Short-Term Investments	5.0%
Other	19.8%

Top Five Issuers

(as a % of total long-term investments)1,2

Delta Air Lines, Inc.	2.2%
Infor Us Inc.	1.4%
WideOpenWest Finance LLC	1.3%
Spectrum Brands, Inc.	1.3%
Clear Channel Communications, Inc.	1.3%

Nuveen Investments

NSL

JFR

JRO

JSD

Shareholder Meeting Report

The annual meeting of shareholders was held in the offices of Nuveen Investments on November 14, 2012; at this meeting the shareholders were asked to vote on the election of Board Members. This meeting was subsequently adjourned to December 14, 2012.

	NSL	JFR	JRO	JSD
	Common Shares	Common Shares	Common Shares	Common Shares
Approval of the Board Members was reached as follows:
Robert P. Bremner
For	29,541,822	44,377,570	28,488,358	9,559,651
Withhold	811,134	1,187,373	862,925	96,657
Total	30,352,956	45,564,943	29,351,283	9,656,308
Jack B. Evans
For	29,554,961	44,569,042	28,502,761	9,559,651
Withhold	797,995	995,901	848,522	96,657
Total	30,352,956	45,564,943	29,351,283	9,656,308
William J. Schneider
For	29,553,247	44,377,692	28,489,180	9,559,651
Withhold	799,709	1,187,251	862,103	96,657
Total	30,352,956	45,564,943	29,351,283	9,656,308

Nuveen Investments

NSL

Nuveen Senior Income Fund

Portfolio of Investments

  January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 119.3% (83.7% of Total Investments) (4)
	Aerospace & Defense – 1.1% (0.8% of Total Investments)
$1,312	Hamilton Sundstrand, Term Loan B	5.000%	12/13/19	B+	$1,328,578
1,500	Sequa Corporation, Term Loan B	5.250%	6/19/17	B1	1,525,000
2,812	Total Aerospace & Defense				2,853,578
	Airlines – 3.3% (2.3% of Total Investments)
5,000	Delta Air Lines, Inc., Term Loan B1	5.250%	10/18/18	Ba2	5,072,500
1,000	Delta Air Lines, Inc., Term Loan B2	4.250%	4/18/16	Ba2	1,013,125
2,447	United Air Lines, Inc., Term Loan B	2.250%	2/01/14	BB-	2,459,823
8,447	Total Airlines				8,545,448
	Auto Components – 2.0% (1.4% of Total Investments)
2,978	Federal-Mogul Corporation, Tranche B, Term Loan	2.146%	12/29/14	B1	2,834,344
1,520	Federal-Mogul Corporation, Tranche C, Term Loan	2.139%	12/28/15	B1	1,446,485
1,000	FleetPride Corporation, Term Loan, Second Lien	9.250%	5/01/20	CCC+	996,250
5,498	Total Auto Components				5,277,079
	Biotechnology – 2.6% (1.8% of Total Investments)
998	Explorer Holdings, Inc., Term Loan, First Lien	8.000%	5/02/18	B+	1,001,241
1,768	Grifols, Inc., Term Loan	4.250%	6/01/17	BB	1,781,965
3,970	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	3,993,336
6,736	Total Biotechnology				6,776,542
	Capital Markets – 1.9% (1.4% of Total Investments)
850	American Capital, LTD., Senior Secured Term Loan	5.500%	8/15/16	B+	869,125
290	BNY Convergex Group LLC, Incremental Term Loan	5.250%	12/19/16	B	288,943
638	BNY Convergex Group LLC, Term Loan	5.250%	12/19/16	B	636,644
3,209	Walter Investment Management Corporation, Tranche B, Term Loan, DD1	5.750%	11/28/17	B+	3,246,455
4,987	Total Capital Markets				5,041,167
	Chemicals – 1.5% (1.1% of Total Investments)
1,489	Ineos US Finance LLC, Term Loan B	6.500%	5/04/18	B+	1,525,034
1,000	PQ Corporation, Term Loan B	5.250%	5/08/17	B+	1,014,792
1,450	Univar, Inc., Term Loan	5.000%	6/30/17	B+	1,465,497
3,939	Total Chemicals				4,005,323
	Commercial Banks – 0.4% (0.3% of Total Investments)
985	SourceHov LLC, Term Loan B, First Lien	6.625%	4/28/17	BB-	983,769
	Commercial Services & Supplies – 2.4% (1.7% of Total Investments)
386	Brand Energy & Infrastructure Services, Inc., Canadian Tranche 1, Term Loan	6.250%	10/23/18	B	386,451
1,000	Brand Energy & Infrastructure Services, Inc., Term Loan, Second Lien	11.000%	10/23/19	CCC+	995,000
1,609	Brand Energy & Infrastructure Services, Inc., Term Loan	6.250%	10/23/18	B	1,610,211
1,577	Ceridian Corporation, Extended Term Loan	5.956%	5/09/17	B1	1,597,636
1,095	Harland Clarke Holdings Corporation, Extended Term Loan	5.452%	6/30/17	B+	1,065,800
496	Houghton Mifflin, Term Loan	7.250%	5/22/18	B	501,212
6,163	Total Commercial Services & Supplies				6,156,310

Nuveen Investments

NSL

Nuveen Senior Income Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Communications Equipment – 3.4% (2.4% of Total Investments)
$1,500	Alcatel-Lucent, Term Loan C, WI/DD	TBD	TBD	BB-	$1,520,625
1,250	CompuCom Systems, Inc., Term Loan, First Lien	6.500%	10/04/18	B+	1,265,103
1,000	CompuCom Systems, Inc., Term Loan, Second Lien	10.250%	10/04/19	B+	1,022,500
993	Genesys International Corporation, Term Loan B	6.750%	1/31/19	B+	1,003,045
2,970	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	12/01/18	Ba3	2,994,131
1,062	Riverbed Technology, Inc., Term Loan	4.000%	12/18/19	BBB-	1,076,445
8,775	Total Communications Equipment				8,881,849
	Computers & Peripherals – 0.5% (0.3% of Total Investments)
1,200	SunGard Data Systems, Inc., Term Loan D	4.500%	1/31/20	BB	1,221,750
	Consumer Finance – 2.5% (1.7% of Total Investments)
750	Jackson Hewitt Tax Service, Inc., Term Loan	10.000%	10/16/17	N/R	742,500
1,500	Residential Capital Corp, Term Loan A1	6.000%	11/18/13	Ba1	1,504,220
2,602	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	2,636,202
1,625	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B3	1,633,734
6,477	Total Consumer Finance				6,516,656
	Distributors – 2.0% (1.4% of Total Investments)
4,975	HD Supply, Inc., Term Loan	7.250%	10/12/17	B+	5,134,613
	Diversified Consumer Services – 1.9% (1.3% of Total Investments)
1,149	Brickman Group Holdings, Inc., Tranche B1, Term Loan	5.500%	10/14/16	B+	1,166,321
2,193	Cengage Learning Acquisitions, Inc., Term Loan , DD1	2.710%	7/03/14	CCC+	1,750,660
1,965	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	1,978,101
5,307	Total Diversified Consumer Services				4,895,082
	Diversified Financial Services – 1.9% (1.4% of Total Investments)
995	Ferrara Candy Company, Term Loan B	7.507%	6/18/18	B	1,009,925
2,000	Ocwen Financial Corporation, Term Loan B, WI/DD	TBD	TBD	B1	2,030,626
1,990	Sheridan Holdings, Inc., Term Loan, First Lien	6.000%	7/01/18	B+	2,023,167
4,985	Total Diversified Financial Services				5,063,718
	Diversified Telecommunication Services – 3.0% (2.1% of Total Investments)
2,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.702%	3/06/14	BB+	2,006,964
1,797	Intelsat Jackson Holdings, Ltd., Term Loan B1	4.500%	4/02/18	BB-	1,823,945
2,000	Intelsat, Unsecured Term Loan	2.702%	2/01/14	B	2,003,750
2,000	Level 3 Financing, Inc., Term Loan, Tranche B	5.250%	8/01/19	Ba2	2,027,250
7,797	Total Diversified Telecommunication Services				7,861,909
	Electric Utilities – 0.2% (0.2% of Total Investments)
854	TXU Corporation, 2014 Term Loan	3.742%	10/10/14	B2	644,925
	Electrical Equipment – 0.2% (0.2% of Total Investments)
590	Sensus Metering Systems, Inc., Term Loan, First Lien	4.750%	5/09/17	Ba3	592,693
	Electronic Equipment & Instruments – 0.6% (0.5% of Total Investments)
1,965	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B+	1,680,075
	Food & Staples Retailing – 2.2% (1.5% of Total Investments)
898	BJ Wholesale Club, Inc., Term Loan, First Lien	5.750%	9/26/19	B	914,084
796	Wendy's/Arby's Restaurants, Inc., Term Loan B	4.750%	5/15/19	BB-	807,572
3,950	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B1	4,029,000
5,644	Total Food & Staples Retailing				5,750,656
	Food Products – 4.6% (3.2% of Total Investments)
2,000	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	2,036,876
900	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	927,000
1,641	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	Ba3	1,667,550
7,274	U.S. Foodservice, Inc., Extended Term Loan	5.750%	3/31/17	B2	7,369,729
11,815	Total Food Products				12,001,155

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Health Care Equipment & Supplies – 2.6% (1.8% of Total Investments)
$1,741	Hologic, Inc., Term Loan B	4.500%	8/01/19	BBB-	$1,767,524
4,950	Kinetic Concepts, Inc., Term Loan C1	5.500%	5/04/18	Ba2	5,036,625
6,691	Total Health Care Equipment & Supplies				6,804,149
	Health Care Providers & Services – 10.6% (7.4% of Total Investments)
1,413	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	1,441,386
21	Community Health Systems, Inc., Extended Term Loan	3.811%	1/25/17	BB	21,310
4,000	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	4,050,716
633	Genesis Healthcare LLC, Term Loan	10.002%	12/03/17	B+	618,427
2,135	Gentiva Health Services, Inc., Term Loan B	6.500%	8/17/16	B1	2,160,525
3,545	Golden Living, Term Loan	5.000%	5/04/18	B1	3,411,722
594	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB-	601,332
1,000	Heartland Dental Care, Inc., Term Loan, First Lien	6.250%	12/21/18	Ba3	1,008,750
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/20/19	CCC+	516,250
1,308	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	1,310,811
929	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	948,401
3,316	LifeCare, Term Loan, (5)	0.000%	2/01/16	N/R	3,100,168
752	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	756,763
997	National Mentor Holdings, Inc., Term Loan B	6.500%	2/09/17	B+	1,012,424
2,465	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	2,500,922
398	Select Medical Corporation, Tranche B, Term Loan A	5.500%	6/01/18	BB-	401,482
1,000	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B-	1,021,875
1,054	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	1,066,210
177	Universal Health Services, Inc., Term Loan B	3.750%	11/15/16	BB+	177,793
1,535	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	1,551,911
27,772	Total Health Care Providers & Services				27,679,178
	Health Care Technology – 1.4% (1.0% of Total Investments)
3,597	Emdeon Business Services LLC, Term Loan B1	5.000%	11/02/18	BB-	3,660,016
	Hotels, Restaurants & Leisure – 4.8% (3.3% of Total Investments)
1,950	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	1,974,781
1,788	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.454%	1/28/18	B	1,665,102
3,208	CCM Merger, Inc. Term Loan	6.000%	3/01/17	B+	3,244,583
972	Dunkin Brands, Inc., Term Loan B2	4.000%	11/23/17	B	981,531
1,985	Landry's Restaraunts, Inc., Term Loan B	6.500%	4/24/18	B+	2,015,758
1,500	MGM Resorts International, Term Loan B	4.250%	12/20/19	BB	1,526,094
983	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB-	992,276
12,386	Total Hotels, Restaurants & Leisure				12,400,125
	Household Durables – 0.8% (0.6% of Total Investments)
1,500	AOT Bedding Super Holdings LLC, Term Loan B	5.000%	10/01/19	B+	1,520,937
609	Spectrum Brands, Inc., Term Loan	4.500%	12/17/19	Ba3	616,114
2,109	Total Household Durables				2,137,051
	Industrial Conglomerates – 2.0% (1.4% of Total Investments)
5,000	DuPont Performance Coatings, Dollar Term Loan B, WI/DD	TBD	TBD	B+	5,083,320
	Insurance – 1.7% (1.2% of Total Investments)
2,500	USI Holdings Corporation, Term Loan B	5.250%	12/14/19	B1	2,529,168
1,975	Vantage Drilling Company, Term Loan B	6.250%	10/18/17	B-	1,999,688
4,475	Total Insurance				4,528,856
	Internet & Catalog Retail – 1.1% (0.8% of Total Investments)
2,900	EIG Investors Corp., Term Loan, First Lien	6.250%	11/09/19	B1	2,929,000
	Internet Software & Services – 1.9% (1.3% of Total Investments)
310	Sabre, Inc., Extended Term Loan, First Lien	5.952%	9/30/17	B1	314,823
997	Sabre, Inc., Incremental Term Loan	7.250%	12/29/17	B1	1,015,787

Nuveen Investments

NSL

Nuveen Senior Income Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Internet Software & Services (continued)
$1,945	SSI Investments II, Ltd., New Term Loan	5.000%	5/26/17	Ba3	$1,979,134
1,516	Web.com Group, Inc., Term Loan, First Lien	5.500%	10/27/17	Ba3	1,538,598
4,768	Total Internet Software & Services				4,848,342
	IT Services – 3.7% (2.6% of Total Investments)
2,000	EIG Investors Corp., Term Loan, Second Lien	10.250%	5/09/20	CCC+	2,005,000
1,573	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B+	1,378,567
855	Sabre, Inc., New Extended Term Loan	5.952%	12/29/17	B1	866,032
441	SRA International, Term Loan	6.500%	7/20/18	B1	439,212
1,201	VFH Parent LLC, Term Loan	7.500%	7/08/16	Ba1	1,209,995
205	Web.com, Term Loan, Second Lien	11.000%	10/27/18	B3	211,410
3,482	Zayo Group LLC, Term Loan B	5.250%	7/02/19	B1	3,532,871
9,757	Total IT Services				9,643,087
	Leisure Equipment & Products – 1.1% (0.8% of Total Investments)
1,656	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	1,674,663
1,200	Equinox Holdings, Inc., Term Loan, First Lien, WI/DD	TBD	TBD	B1	1,218,000
2,856	Total Leisure Equipment & Products				2,892,663
	Machinery – 0.8% (0.5% of Total Investments)
750	Navistar International Corporation, Term Loan B	7.000%	8/17/17	Ba2	762,375
1,188	Rexnord Corporation, Inc., Term Loan B Refinancing	4.500%	4/01/18	BB	1,201,982
1,938	Total Machinery				1,964,357
	Media – 9.3% (6.6% of Total Investments)
1,379	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan	5.710%	7/04/17	CCC+	1,005,659
1,985	Charter Communications Operating Holdings LLC, Term Loan D	4.000%	5/15/19	Baa3	2,016,512
1,978	Cumulus Media, Inc., Term Loan B, First Lien	4.500%	9/18/18	Ba2	1,995,749
1,000	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	1,041,250
997	FoxCo Acquisition Sub LLC, Initial Term Loan	5.500%	7/14/17	B+	1,014,956
572	Interactive Data Corporation, Term Loan B	3.750%	1/13/18	Ba3	572,019
997	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	Ba3	1,006,852
1,871	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B+	1,904,925
3,000	Tribune Company, Exit Term Loan B	4.000%	12/17/19	BB+	3,030,000
3,909	Univision Communications, Inc., Term Loan	4.452%	3/31/17	B+	3,928,289
1,714	UPC Broadband Holding BV, Term Loan AF	4.000%	1/31/21	BB-	1,726,072
3,721	WideOpenWest Finance LLC, Term Loan B	6.250%	7/12/18	B1	3,771,761
1,000	WMG Acquisition Corporation, New Term Loan, First Lien	5.250%	11/01/18	Ba2	1,018,958
1,793	Yell Group PLC, Term Loan, (5)	0.000%	7/31/14	N/R	351,866
25,916	Total Media				24,384,868
	Metals & Mining – 0.5% (0.3% of Total Investments)
1,188	FMG Resources, Ltd., Term Loan B	5.250%	10/18/17	BB+	1,206,127
	Multiline Retail – 0.3% (0.2% of Total Investments)
844	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	855,970
	Oil, Gas & Consumable Fuels – 3.3% (2.3% of Total Investments)
2,474	CCS Income Trust, Term Loan, DD1	3.208%	11/14/14	B1	2,474,026
990	CCS Income Trust, Delayed Term Loan	3.208%	11/14/14	B	989,770
959	Crestwood Holdings, Inc., Term Loan B	9.750%	3/26/18	CCC+	976,872
1,250	El Paso Corporation, Tranche B1, Term Loan	5.000%	5/24/18	Ba3	1,266,406
1,650	Plains Exploration and Production Company, Term Loan	4.000%	10/15/19	Ba1	1,660,601
1,250	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B1	1,267,188
8,573	Total Oil, Gas & Consumable Fuels				8,634,863
	Paper & Forest Products – 1.0% (0.7% of Total Investments)
2,664	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	Caa1	2,650,392

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Personal Products – 2.3% (1.6% of Total Investments)
$4,000	Bombardier Recreational Products, Inc., Term Loan B, WI/DD	TBD	TBD	Ba1	$4,049,644
1,139	Prestige Brands, Inc., Term Loan 1	5.282%	1/31/19	BB-	1,151,898
711	Revlon Consumer Products Corporation, Term Loan	4.750%	11/19/17	BB-	718,548
5,850	Total Personal Products				5,920,090
	Pharmaceuticals – 9.5% (6.6% of Total Investments)
1,000	Assuramed Holdings, Inc., Term Loan, Second Lien	9.250%	4/24/20	CCC+	1,021,667
1,000	Bausch & Lomb, Inc., Delayed Draw, Term Loan	4.750%	9/30/15	B+	1,013,125
4,975	Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	5,040,297
1,084	ConvaTec Healthcare, Incremental Term Loan B	5.000%	12/22/16	Ba3	1,101,104
867	Generic Drug Holdings, Inc., Term Loan B	6.000%	10/29/19	B+	881,486
2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	0.000%	5/03/13	N/R	60,000
1,829	Par Pharmaceutical Companies, Inc., Term Loan B	5.000%	9/30/19	B+	1,855,610
2,364	Quintiles Transnational Corp., Term Loan B2	4.500%	6/08/18	BB-	2,397,491
1,500	Therakos, Inc., Term Loan, First Lien	7.500%	1/18/18	B	1,470,000
3,737	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D	4.250%	2/13/19	BBB-	3,793,511
798	Warner Chilcott Company LLC, Term Loan B1 Additional	4.250%	3/15/18	BBB-	807,440
2,102	Warner Chilcott Corporation, Term Loan B1	4.250%	3/15/18	BBB-	2,126,122
650	Warner Chilcott Corporation, Term Loan B2	4.250%	3/15/18	BBB-	657,313
1,445	Warner Chilcott Corporation, Term Loan B3	4.250%	3/15/18	BBB-	1,461,709
813	Warner Chilcott Corporation, Term Loan B4	3.247%	8/15/17	BBB-	815,547
163	Warner Chilcott Corporation, Term Loan B5	3.247%	8/20/17	BBB-	163,109
26,327	Total Pharmaceuticals				24,665,531
	Professional Services – 0.1% (0.0% of Total Investments)
452	Vertrue Inc., Term Loan	9.250%	8/16/14	D	150,287
	Real Estate Investment Trust – 0.7% (0.5% of Total Investments)
1,881	iStar Financial, Inc., Term Loan	5.750%	10/15/17	BB-	1,915,930
	Real Estate Management & Development – 1.8% (1.3% of Total Investments)
1,565	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	1,577,544
1,487	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	1,492,614
1,722	Realogy Corporation, Delayed Term Loan	4.456%	10/10/16	B+	1,735,833
4,774	Total Real Estate Management & Development				4,805,991
	Road & Rail – 0.6% (0.4% of Total Investments)
1,554	Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/21/17	BB	1,575,051
	Semiconductors & Equipment – 1.5% (1.1% of Total Investments)
1,000	NXP Semiconductor LLC, Incremental Term Loan C	4.750%	12/06/19	B+	1,014,688
1,965	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B2	1,996,931
970	Spansion LLC, Term Loan B	5.250%	12/11/18	BB+	977,328
3,935	Total Semiconductors & Equipment				3,988,947
	Software – 10.2% (7.1% of Total Investments)
2,831	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	2,868,410
1,134	Blackboard, Inc., Term Loan B2	6.250%	1/31/18	B+	1,043,293
1,749	Datatel Parent Corp, Term Loan B	6.250%	7/19/18	B+	1,763,782
1,000	Deltek, Inc., Term Loan, First Lien	6.000%	10/10/18	B+	1,016,875
657	Eagle Parent, Inc., Term Loan	5.000%	5/16/18	Ba3	663,234
7,711	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	7,834,679
1,234	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	1,228,136
2,500	IPC Systems, Inc., Term Loan, Second Lien	5.452%	6/01/15	CCC	2,287,500
3,491	Misys PLC, Term Loan, First Lien	7.250%	12/12/18	Ba3	3,554,529
1,200	RedPrairie Corporation, Term Loan, First Lien	6.750%	12/21/18	B+	1,213,333
1,799	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B1	5.000%	6/07/19	BB-	1,823,564
186	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B2	5.000%	6/07/19	BB-	189,168
980	Vertafore, Inc., Term Loan	5.250%	7/29/16	B+	993,178
26,472	Total Software				26,479,681

Nuveen Investments

NSL

Nuveen Senior Income Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Specialty Retail – 2.8% (2.0% of Total Investments)
$1,372	Collective Brands, Inc., Term Loan B	7.250%	10/09/19	B1	$1,393,278
1,670	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	1,680,340
372	Lord & Taylor Holdings LLC, Term Loan	5.750%	1/11/19	BB	376,440
1,845	Party City Corporation, Term Loan	5.750%	7/27/19	B1	1,870,749
1,905	Tempur-Pedic International, Inc., Term Loan B, WI/DD	TBD	TBD	BB	1,939,455
7,164	Total Specialty Retail				7,260,262
	Textiles, Apparel & Luxury Goods – 0.6% (0.4% of Total Investments)
1,500	Philips-Van Heusen Corporation, Term Loan B, WI/DD	TBD	TBD	BBB-	1,514,058
	Trading Companies & Distributors – 0.3% (0.2% of Total Investments)
846	Wesco Distribution, Inc., Term Loan B	4.500%	12/04/19	Ba3	857,436
	Wireless Telecommunication Services – 3.8% (2.7% of Total Investments)
1,828	Asurion LLC, Term Loan, First Lien	5.500%	5/24/18	BB-	1,851,032
1,906	Avaya, Inc., Term Loan B5	8.000%	3/31/18	B1	1,925,898
3,920	Clear Channel Communications, Inc., Tranche B, Term Loan	3.852%	1/29/16	CCC+	3,412,510
1,995	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	1,977,544
699	Presidio, Inc., New Term Loan	5.750%	3/31/17	Ba3	701,617
10,348	Total Wireless Telecommunication Services				9,868,601
$314,488	Total Variable Rate Senior Loan Interests (cost $308,677,833)				311,188,526
Shares	Description (1)				Value
	Common Stocks – 2.8% (2.0% of Total Investments)
	Building Products – 1.4% (1.0% of Total Investments)
88,501	Masonite Worldwide Holdings, (6)				$3,628,541
	Hotels, Restaurants & Leisure – 0.3% (0.2% of Total Investments)
40,968	BLB Worldwide Holdings Inc., (6), (7)				824,482
	Media – 1.1% (0.8% of Total Investments)
48,954	Metro-Goldwyn-Mayer, (6), (7)				1,882,687
14,825	Tribune Company, (8)				—
18,422	Tribune Company				957,944
	Total Media				2,840,631
	Total Common Stocks (cost $8,532,171)				7,293,654
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.3% (0.2% of Total Investments)
	Communications Equipment – 0.3% (0.2% of Total Investments)
$850	Nortel Networks Corp., (5)	1.750%	4/15/13	N/R	$841,500
$850	Total Convertible Bonds (cost $710,500)				841,500
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 13.3% (9.3% of Total Investments)
	Commercial Services & Supplies – 0.2% (0.1% of Total Investments)
$500	Ceridian Corporation	11.250%	11/15/15	CCC	$506,250
	Communications Equipment – 1.5% (1.0% of Total Investments)
2,000	Avaya Inc., 144A	9.000%	4/01/19	B1	2,065,000
1,000	Nortel Networks Limited, (5)	0.000%	7/15/13	N/R	1,030,000
650	Nortel Networks Limited, (5)	10.750%	7/15/16	N/R	728,000
3,650	Total Communications Equipment				3,823,000

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Distributors – 0.4% (0.3% of Total Investments)
$1,000	HD Supply Inc., 144A	8.125%	4/15/19	B+	$1,132,500
	Diversified Telecommunication Services – 0.4% (0.3% of Total Investments)
1,000	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	1,060,000
	Health Care Equipment & Supplies – 1.3% (0.9% of Total Investments)
1,700	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	1,819,000
1,000	Merge Healthcare Inc.	11.750%	5/01/15	B+	1,070,000
625	Rotech Healthcare Inc.	10.750%	10/15/15	B3	625,000
3,325	Total Health Care Equipment & Supplies				3,514,000
	Health Care Providers & Services – 1.6% (1.1% of Total Investments)
1,000	HCA Inc.	8.500%	4/15/19	BB+	1,112,500
1,500	Select Medical Corporation	6.195%	9/15/15	B-	1,496,250
500	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	530,000
1,000	Wolverine Healthcare Analytics, 144A	10.625%	6/01/20	CCC+	1,105,000
4,000	Total Health Care Providers & Services				4,243,750
	Household Products – 0.9% (0.6% of Total Investments)
2,000	Sprectum Brands Inc.	9.500%	6/15/18	Ba3	2,262,500
	IT Services – 0.4% (0.3% of Total Investments)
1,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	1,052,500
	Machinery – 1.1% (0.8% of Total Investments)
2,000	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	2,100,000
700	Trinseo Materials Operating, 144A	8.750%	2/01/19	B+	693,000
2,700	Total Machinery				2,793,000
	Media – 2.2% (1.6% of Total Investments)
725	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	686,937
2,000	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	1,920,000
1,000	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC-	782,500
3,200	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	2,136,000
200	WMG Acquisition Group	11.500%	10/01/18	B-	232,500
7,125	Total Media				5,757,937
	Metals & Mining – 0.4% (0.3% of Total Investments)
1,100	Molycorp Inc., 144A	10.000%	6/01/20	B3	1,100,000
	Pharmaceuticals – 1.8% (1.2% of Total Investments)
143	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	143,358
1,796	Angiotech Pharmaceuticals Inc.	9.000%	12/01/16	N/R	1,822,940
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	2,120,000
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	537,500
4,439	Total Pharmaceuticals				4,623,798
	Road & Rail – 0.4% (0.3% of Total Investments)
1,000	Avis Budget Car Rental	2.790%	5/15/14	B+	1,000,010
	Software – 0.7% (0.5% of Total Investments)
850	Infor Us Inc.	11.500%	7/15/18	B-	1,000,875
750	Infor Us Inc.	9.375%	4/01/19	B-	847,500
1,600	Total Software				1,848,375
	Specialty Retail – 0.0% (0.0% of Total Investments)
480	Local Insight Regatta Holdings, (5)	11.000%	12/01/17	N/R	5
$34,919	Total Corporate Bonds (cost $32,589,426)				34,717,625

Nuveen Investments

NSL

Nuveen Senior Income Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 6.9% (4.8% of Total Investments)
$17,891	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/13, repurchase price $17,891,396, collateralized by $17,330,000 U.S. Treasury Notes, 2.375%, due 2/28/15, value $18,252,667	0.010%	2/01/13	$17,891,391
	Total Short-Term Investments (cost $17,891,391)			17,891,391
	Total Investments (cost $368,401,321) – 142.6%			371,932,696
	Borrowings – (38.3)% (9), (10)			(100,000,000)
	Other Assets Less Liabilities – (4.3)% (11)			(11,060,288)
	Net Assets Applicable to Common Shares – 100%			$260,872,408

Investments in Derivatives as of January 31, 2013

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (11)
Goldman Sachs	$18,487,500	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/14	$(242,740)
Morgan Stanley	18,487,500	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(1,003,745)
							$(1,246,485)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2)  Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

  (3)  Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

  (4)  Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

    Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

  (5)  At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund's Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

  (6)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (7)  For fair value measurement disclosure purposes, Common Stock classified as Level 2. See Notes to Financial Statements, Footnote 1—General Information and Significant Accounting Policies, Investment Valuation for more information.

  (8)  Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Footnote 1—General Information and Significant Accounting Policies, Investment Valuation for more information.

  (9)  Borrowings as a percentage of Total Investments is 26.9%.

  (10)  The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

  (11)  Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

  N/R  Not rated.

  DD1  Portion of investment purchased on a delayed delivery basis.

  WI/DD  Purchased on a when-issued or delayed delivery basis.

  144A  Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

  TBD  Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

  USD-LIBOR  United States Dollar—London Inter-Bank Offered Rate.

    See accompanying notes to financial statements.
Nuveen Investments

JFR

Nuveen Floating Rate Income Fund

Portfolio of Investments

  January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 112.3% (78.8% of Total Investments) (4)
	Aerospace & Defense – 1.2% (0.8% of Total Investments)
$2,000	CPP Holdings, Term Loan, First Lien, WI/DD	TBD	TBD	B1	$2,030,000
3,062	Hamilton Sundstrand, Term Loan B	5.000%	12/13/19	B+	3,100,016
2,500	Sequa Corporation, Term Loan B	5.250%	6/19/17	B1	2,541,668
7,562	Total Aerospace & Defense				7,671,684
	Airlines – 3.6% (2.5% of Total Investments)
11,000	Delta Air Lines, Inc., Term Loan B1	5.250%	10/18/18	Ba2	11,159,500
2,000	Delta Air Lines, Inc., Term Loan B2	4.250%	4/18/16	Ba2	2,026,250
10,142	United Air Lines, Inc., Term Loan B	2.250%	2/01/14	BB-	10,196,199
23,142	Total Airlines				23,381,949
	Auto Components – 2.5% (1.8% of Total Investments)
8,975	Federal-Mogul Corporation, Tranche B, Term Loan	2.146%	12/29/14	B1	8,543,367
5,005	Federal-Mogul Corporation, Tranche C, Term Loan	2.139%	12/28/15	B1	4,764,313
3,000	FleetPride Corporation, Term Loan, Second Lien	9.250%	5/01/20	CCC+	2,988,750
16,980	Total Auto Components				16,296,430
	Biotechnology – 2.2% (1.5% of Total Investments)
1,995	Explorer Holdings, Inc., Term Loan, First Lien	8.000%	5/02/18	B+	2,002,481
5,893	Grifols, Inc., Term Loan	4.250%	6/01/17	BB	5,939,883
5,913	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	5,948,267
13,801	Total Biotechnology				13,890,631
	Capital Markets – 2.1% (1.5% of Total Investments)
1,700	American Capital, LTD., Senior Secured Term Loan	5.500%	8/15/16	B+	1,738,250
579	BNY Convergex Group LLC, Incremental Term Loan	5.250%	12/19/16	B	577,885
1,276	BNY Convergex Group LLC, Term Loan	5.250%	12/19/16	B	1,273,287
2,881	Citco III Limited, Term Loan	5.500%	6/29/18	N/A	2,917,139
6,962	Walter Investment Management Corporation, Tranche B, Term Loan, DD1	5.750%	11/28/17	B+	7,044,309
13,398	Total Capital Markets				13,550,870
	Chemicals – 2.3% (1.6% of Total Investments)
2,000	Houghton International, Inc., U.S. Term Loan, First Lien	5.250%	12/20/19	B1	2,032,500
2,978	Ineos US Finance LLC, Term Loan B	6.500%	5/04/18	B+	3,050,068
2,500	PQ Corporation, Term Loan B	5.250%	5/08/17	B+	2,536,980
6,969	Univar, Inc., Term Loan	5.000%	6/30/17	B+	7,042,967
14,447	Total Chemicals				14,662,515
	Commercial Banks – 0.3% (0.2% of Total Investments)
1,970	SourceHov LLC, Term Loan B, First Lien	6.625%	4/28/17	BB-	1,967,538
	Commercial Services & Supplies – 2.4% (1.7% of Total Investments)
2,500	ADS Waste Holdings, Inc., Term Loan B	5.250%	10/09/19	B+	2,528,125
676	Brand Energy & Infrastructure Services, Inc., Canadian Tranche 1, Term Loan	6.250%	10/23/18	B	676,289
2,500	Brand Energy & Infrastructure Services, Inc., Term Loan, Second Lien	11.000%	10/23/19	CCC+	2,487,500
2,816	Brand Energy & Infrastructure Services, Inc., Term Loan	6.250%	10/23/18	B	2,817,870

Nuveen Investments

JFR

Nuveen Floating Rate Income Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Commercial Services & Supplies (continued)
$3,307	Ceridian Corporation, Extended Term Loan	5.956%	5/09/17	B1	$3,349,214
993	Houghton Mifflin, Term Loan	7.250%	5/22/18	B	1,002,425
2,381	KAR Auction Services, Inc., Term Loan	5.000%	5/19/17	BB-	2,415,440
15,173	Total Commercial Services & Supplies				15,276,863
	Communications Equipment – 3.0% (2.1% of Total Investments)
3,000	Alcatel-Lucent, Term Loan C, WI/DD	TBD	TBD	BB-	3,041,250
2,000	CompuCom Systems, Inc., Term Loan, First Lien	6.500%	10/04/18	B+	2,024,166
3,500	CompuCom Systems, Inc., Term Loan, Second Lien	10.250%	10/04/19	B-	3,578,750
1,985	Genesys International Corporation, Term Loan B	6.750%	1/31/19	B+	2,006,090
5,940	Pharmaceutical Product Development, Inc., Term Loan B, First Lien, WI/DD	TBD	TBD	Ba3	5,988,262
2,550	Riverbed Technology, Inc., Term Loan	4.000%	12/18/19	BBB-	2,583,469
18,975	Total Communications Equipment				19,221,987
	Computers & Peripherals – 0.4% (0.3% of Total Investments)
2,400	SunGard Data Systems, Inc., Term Loan D	4.500%	1/31/20	BB	2,443,500
	Consumer Finance – 2.1% (1.5% of Total Investments)
1,000	Jackson Hewitt Tax Service, Inc., Term Loan	10.000%	10/16/17	N/R	990,000
1,500	NES Rentals Holdings, Inc., Extended Term Loan, Second Lien	13.250%	10/20/14	Ba3	1,485,000
3,000	Residential Capital Corp, Term Loan A1	6.000%	11/18/13	Ba1	3,008,439
4,769	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	4,833,038
3,000	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B3	3,016,125
13,269	Total Consumer Finance				13,332,602
	Containers & Packaging – 0.8% (0.5% of Total Investments)
4,951	Reynolds Group Holdings, Inc., Term Loan	4.750%	9/28/18	B+	5,030,352
	Distributors – 1.6% (1.1% of Total Investments)
9,950	HD Supply, Inc., Term Loan	7.250%	10/12/17	B+	10,269,226
	Diversified Consumer Services – 1.2% (0.8% of Total Investments)
1,296	Brickman Group Holdings, Inc., Tranche B1, Term Loan	5.500%	10/14/16	B+	1,315,877
4,417	Cengage Learning Acquisitions, Inc., Term Loan , DD1	2.710%	7/03/14	CCC+	3,525,985
2,948	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	2,967,151
8,661	Total Diversified Consumer Services				7,809,013
	Diversified Financial Services – 2.0% (1.4% of Total Investments)
2,488	Ferrara Candy Company, Term Loan B	7.507%	6/18/18	B	2,524,812
5,250	Ocwen Financial Corporation, Term Loan B, WI/DD	TBD	TBD	B1	5,330,393
4,975	Sheridan Holdings, Inc., Term Loan, First Lien	6.000%	7/01/18	B+	5,057,918
12,713	Total Diversified Financial Services				12,913,123
	Diversified Telecommunication Services – 2.1% (1.5% of Total Investments)
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.702%	3/06/14	BB+	3,010,446
5,779	Intelsat Jackson Holdings, Ltd., Term Loan B1	4.500%	4/02/18	BB-	5,866,023
4,500	Level 3 Financing, Inc., Term Loan, Tranche B	5.250%	8/01/19	Ba2	4,561,312
13,279	Total Diversified Telecommunication Services				13,437,781
	Electric Utilities – 0.6% (0.4% of Total Investments)
4,781	TXU Corporation, 2014 Term Loan	3.742%	10/10/14	B2	3,610,760
	Electronic Equipment & Instruments – 0.7% (0.5% of Total Investments)
5,404	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B+	4,620,206
	Energy Equipment & Services – 0.2% (0.2% of Total Investments)
1,496	Pinnacle Holdco S.A.R.L., Term Loan, First Lien	6.500%	7/24/19	B+	1,507,098

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Food & Staples Retailing – 1.5% (1.1% of Total Investments)
$1,796	BJ Wholesale Club, Inc., Term Loan, First Lien	5.750%	9/26/19	B	$1,828,167
1,993	Wendy's/Arby's Restaurants, Inc., Term Loan B	4.750%	5/15/19	BB-	2,022,736
5,925	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B1	6,043,500
9,714	Total Food & Staples Retailing				9,894,403
	Food Products – 4.4% (3.1% of Total Investments)
4,000	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	4,073,752
1,800	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	1,854,000
4,537	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	Ba3	4,610,286
17,260	U.S. Foodservice, Inc., Extended Term Loan	5.750%	3/31/17	B2	17,487,415
27,597	Total Food Products				28,025,453
	Health Care Equipment & Supplies – 1.9% (1.4% of Total Investments)
2,335	Hologic, Inc., Term Loan B	4.500%	8/01/19	BBB-	2,370,146
9,900	Kinetic Concepts, Inc., Term Loan C1	5.500%	5/04/18	Ba2	10,073,250
12,235	Total Health Care Equipment & Supplies				12,443,396
	Health Care Providers & Services – 11.4% (8.0% of Total Investments)
1,413	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	1,441,386
10,000	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	10,126,790
1,584	Genesis Healthcare LLC, Term Loan	10.002%	12/03/17	B+	1,546,070
4,852	Gentiva Health Services, Inc., Term Loan B	6.500%	8/17/16	B1	4,909,473
13,637	Golden Living, Term Loan	5.000%	5/04/18	B1	13,125,651
1,325	HCA, Inc., Tranche B2, Term Loan	3.561%	3/31/17	BB	1,336,574
2,970	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB-	3,006,662
2,000	Heartland Dental Care, Inc., Term Loan, First Lien	6.250%	12/21/18	Ba3	2,017,500
2,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/20/19	CCC+	2,065,000
2,599	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	2,604,151
1,857	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	1,896,802
783	LifeCare Holdings, Inc., Term Loan Add On, (5)	0.000%	2/01/16	N/R	732,134
4,341	LifeCare, Term Loan, (5)	0.000%	2/01/16	N/R	4,058,955
2,286	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	2,301,822
3,990	National Mentor Holdings, Inc., Term Loan B	6.500%	2/09/17	B+	4,049,695
6,923	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	7,024,426
995	Select Medical Corporation, Tranche B, Term Loan A	5.500%	6/01/18	BB-	1,003,706
1,750	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B-	1,788,281
1,286	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	1,301,431
6,541	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	6,612,965
73,132	Total Health Care Providers & Services				72,949,474
	Health Care Technology – 1.0% (0.7% of Total Investments)
6,598	Emdeon Business Services LLC, Term Loan B1	5.000%	11/02/18	BB-	6,713,102
	Hotels, Restaurants & Leisure – 3.6% (2.6% of Total Investments)
4,875	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	4,936,952
3,876	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.454%	1/28/18	B	3,609,578
1,826	CCM Merger, Inc. Term Loan	6.000%	3/01/17	B+	1,846,068
4,962	Landry's Restaraunts, Inc., Term Loan B	6.500%	4/24/18	B+	5,039,394
3,000	MGM Resorts International, Term Loan B	4.250%	12/20/19	BB	3,052,188
3,538	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB-	3,572,845
1,354	Six Flags Theme Parks, Inc., Term Loan B, First Lien	4.000%	12/20/18	BB+	1,375,749
23,431	Total Hotels, Restaurants & Leisure				23,432,774
	Household Durables – 0.7% (0.5% of Total Investments)
2,750	AOT Bedding Super Holdings LLC, Term Loan B	5.000%	10/01/19	B+	2,788,384
1,623	Spectrum Brands, Inc., Term Loan	4.500%	12/17/19	Ba3	1,643,142
4,373	Total Household Durables				4,431,526

Nuveen Investments

JFR

Nuveen Floating Rate Income Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Household Products – 0.0% (0.0% of Total Investments)
$256	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	$246,668
	Industrial Conglomerates – 1.8% (1.2% of Total Investments)
10,000	DuPont Performance Coatings, Dollar Term Loan B, WI/DD	TBD	TBD	B+	10,166,640
259	Evertec, Inc., Term Loan	5.500%	9/30/16	BB-	262,841
974	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B2	982,860
11,233	Total Industrial Conglomerates				11,412,341
	Insurance – 1.3% (0.9% of Total Investments)
4,500	USI Holdings Corporation, Term Loan B	5.250%	12/14/19	B1	4,552,502
3,456	Vantage Drilling Company, Term Loan B	6.250%	10/18/17	B-	3,499,453
7,956	Total Insurance				8,051,955
	Internet & Catalog Retail – 0.9% (0.6% of Total Investments)
5,500	EIG Investors Corp., Term Loan, First Lien	6.250%	11/09/19	B1	5,555,000
	Internet Software & Services – 1.7% (1.2% of Total Investments)
2,444	Sabre, Inc., Extended Term Loan, First Lien	5.952%	9/30/17	B1	2,479,095
1,995	Sabre, Inc., Incremental Term Loan	7.250%	12/29/17	B1	2,031,574
3,890	SSI Investments II, Ltd., New Term Loan	5.000%	5/26/17	Ba3	3,958,269
2,442	Web.com Group, Inc., Term Loan, First Lien	5.500%	10/27/17	Ba3	2,478,888
10,771	Total Internet Software & Services				10,947,826
	IT Services – 3.2% (2.3% of Total Investments)
2,500	EIG Investors Corp., Term Loan, Second Lien	10.250%	5/09/20	CCC+	2,506,250
2,807	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B+	2,460,262
1,496	Genpact International, Inc., Term Loan	4.250%	8/30/19	BB+	1,518,694
3,448	Sabre, Inc., New Extended Term Loan	5.952%	12/29/17	B1	3,491,389
1,237	SRA International, Term Loan	6.500%	7/20/18	B1	1,232,693
1,470	SunGard Data Systems, Inc., Term Loan B	1.956%	2/28/14	BB	1,480,055
2,402	VFH Parent LLC, Term Loan	7.500%	7/08/16	Ba1	2,419,989
246	Web.com, Term Loan, Second Lien	11.000%	10/27/18	B3	253,692
5,373	Zayo Group LLC, Term Loan B	5.250%	7/02/19	B1	5,450,715
20,979	Total IT Services				20,813,739
	Leisure Equipment & Products – 0.9% (0.6% of Total Investments)
2,415	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	2,442,064
3,250	Equinox Holdings, Inc., Term Loan, First Lien, WI/DD	TBD	TBD	B1	3,298,750
5,665	Total Leisure Equipment & Products				5,740,814
	Machinery – 0.7% (0.5% of Total Investments)
1,500	Navistar International Corporation, Term Loan B	7.000%	8/17/17	Ba2	1,524,750
3,168	Rexnord Corporation, Inc., Term Loan B Refinancing	4.500%	4/01/18	BB	3,205,285
4,668	Total Machinery				4,730,035
	Media – 9.5% (6.6% of Total Investments)
1,564	Atlantic Broadband Finance LLC, Term Loan B	4.500%	9/20/19	BB	1,587,953
823	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan	5.710%	7/04/17	CCC+	600,613
5,490	Cumulus Media, Inc., Term Loan B, First Lien	4.500%	9/18/18	Ba2	5,538,204
4,650	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	4,841,812
998	FoxCo Acquisition Sub LLC, Initial Term Loan	5.500%	7/14/17	B+	1,014,956
2,171	Interactive Data Corporation, Term Loan B	3.750%	1/31/18	Ba3	2,170,604
1,995	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	Ba3	2,013,703
3,972	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B+	4,043,641
6,000	Tribune Company, Exit Term Loan B	4.000%	12/17/19	BB+	6,060,000
17,983	Univision Communications, Inc., Term Loan	4.452%	3/31/17	B+	18,070,129
3,000	UPC Broadband Holding BV, Term Loan AF	4.000%	1/31/21	BB-	3,020,625

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Media (continued)
$9,576	WideOpenWest Finance LLC, Term Loan B	6.250%	7/12/18	B1	$9,705,729
1,250	WMG Acquisition Corporation, New Term Loan, First Lien	5.250%	11/01/18	Ba2	1,273,698
4,565	Yell Group PLC, Term Loan, (5)	0.000%	7/31/14	N/R	895,852
64,037	Total Media				60,837,519
	Metals & Mining – 0.4% (0.3% of Total Investments)
2,291	FMG Resources, Ltd., Term Loan B	5.250%	10/18/17	BB+	2,326,388
	Multiline Retail – 0.8% (0.6% of Total Investments)
2,183	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	2,214,103
3,000	Neiman Marcus Group, Inc., Term Loan	4.750%	5/16/18	B+	3,022,125
5,183	Total Multiline Retail				5,236,228
	Oil, Gas & Consumable Fuels – 2.8% (2.0% of Total Investments)
4,357	CCS Income Trust, Term Loan, DD1	3.208%	11/14/14	B1	4,357,143
990	CCS Income Trust, Delayed Term Loan	3.208%	11/14/14	B	989,770
1,917	Crestwood Holdings, Inc., Term Loan B	9.750%	3/26/18	CCC+	1,953,743
2,500	El Paso Corporation, Tranche B1, Term Loan	5.000%	5/24/18	Ba3	2,532,812
375	Energy Transfer Partners LP, Term Loan B	3.750%	3/24/17	BB	379,062
1,476	Gibson Energy ULC, Term Loan B	4.750%	5/18/18	BB-	1,503,178
4,000	Plains Exploration and Production Company, Term Loan	4.000%	10/15/19	Ba1	4,025,700
2,500	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B1	2,534,375
18,115	Total Oil, Gas & Consumable Fuels				18,275,783
	Paper & Forest Products – 0.7% (0.5% of Total Investments)
4,440	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	Caa1	4,417,320
	Personal Products – 1.8% (1.3% of Total Investments)
9,000	Bombardier Recreational Products, Inc., Term Loan B, WI/DD	TBD	TBD	Ba1	9,111,699
1,139	Prestige Brands, Inc., Term Loan 1	5.282%	1/31/19	BB-	1,151,898
1,380	Revlon Consumer Products Corporation, Term Loan	4.750%	11/19/17	BB-	1,393,990
11,519	Total Personal Products				11,657,587
	Pharmaceuticals – 7.5% (5.3% of Total Investments)
2,000	Bausch & Lomb, Inc., Delayed Draw, Term Loan	4.750%	9/30/15	B+	2,026,250
8,955	Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	9,072,534
2,710	ConvaTec Healthcare, Incremental Term Loan B	5.000%	12/22/16	Ba3	2,752,759
1,735	Generic Drug Holdings, Inc., Term Loan B	6.000%	10/29/19	B+	1,762,973
5,625	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	0.000%	5/03/13	N/R	168,750
3,657	Par Pharmaceutical Companies, Inc., Term Loan B	5.000%	9/30/19	B+	3,711,222
8,099	Quintiles Transnational Corp., Term Loan B2	4.500%	6/08/18	BB-	8,214,188
3,500	Therakos, Inc., Term Loan, First Lien	7.500%	1/18/18	B	3,430,000
4,938	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D	4.250%	2/13/19	BBB-	5,012,460
1,597	Warner Chilcott Company LLC, Term Loan B1 Additional	4.250%	3/15/18	BBB-	1,615,322
4,204	Warner Chilcott Corporation, Term Loan B1	4.250%	3/15/18	BBB-	4,253,411
1,300	Warner Chilcott Corporation, Term Loan B2	4.250%	3/15/18	BBB-	1,314,986
2,890	Warner Chilcott Corporation, Term Loan B3	4.250%	3/15/18	BBB-	2,924,220
1,625	Warner Chilcott Corporation, Term Loan B4	3.247%	8/15/17	BBB-	1,631,094
325	Warner Chilcott Corporation, Term Loan B5	3.247%	8/20/17	BBB-	326,219
53,160	Total Pharmaceuticals				48,216,388
	Professional Services – 0.0% (0.0% of Total Investments)
452	Vertrue Inc., Term Loan	9.250%	8/16/14	D	150,287

Nuveen Investments

JFR

Nuveen Floating Rate Income Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Real Estate Investment Trust – 0.7% (0.5% of Total Investments)
$955	iStar Financial, Inc., Term Loan, Tranche A1	5.250%	3/19/16	BB-	$971,233
3,763	iStar Financial, Inc., Term Loan	5.750%	10/15/17	BB-	3,831,861
4,718	Total Real Estate Investment Trust				4,803,094
	Real Estate Management & Development – 2.4% (1.7% of Total Investments)
7,910	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	7,974,000
3,091	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	3,101,411
4,131	Realogy Corporation, Delayed Term Loan	4.456%	10/10/16	B+	4,164,838
15,132	Total Real Estate Management & Development				15,240,249
	Road & Rail – 0.9% (0.6% of Total Investments)
5,407	Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/21/17	BB	5,481,729
	Semiconductors & Equipment – 2.3% (1.6% of Total Investments)
3,565	Freescale Semiconductor, Inc., Term Loan, Tranche B1	4.460%	12/01/16	B1	3,579,100
3,000	NXP Semiconductor LLC, Incremental Term Loan C	4.750%	12/06/19	B+	3,044,064
5,890	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B2	5,985,789
889	NXP Semiconductor LLC, Tranche A2, Term Loan	5.500%	3/03/17	B+	908,470
1,455	Spansion LLC, Term Loan B	5.250%	12/11/18	BB+	1,465,992
14,799	Total Semiconductors & Equipment				14,983,415
	Software – 8.5% (5.9% of Total Investments)
6,828	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	6,917,558
2,972	Blackboard, Inc., Term Loan B2	6.250%	1/31/18	B+	2,733,803
2,911	Datatel Parent Corp, Term Loan B	6.250%	7/19/18	B+	2,934,780
2,000	Deltek, Inc., Term Loan, First Lien	6.000%	10/10/18	B+	2,033,750
657	Eagle Parent, Inc., Term Loan	5.000%	5/16/18	Ba3	663,233
15,423	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	15,669,358
4,207	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	4,185,950
8,500	IPC Systems, Inc., Term Loan, Second Lien	5.452%	6/01/15	CCC	7,777,500
6,484	Misys PLC, Term Loan, First Lien	7.250%	12/12/18	Ba3	6,601,268
2,000	RedPrairie Corporation, Term Loan, First Lien	6.750%	12/21/18	B+	2,022,222
2,650	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B1	5.000%	6/07/19	BB-	2,685,323
274	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B2	5.000%	6/07/19	BB-	278,563
54,906	Total Software				54,503,308
	Specialty Retail – 2.6% (1.8% of Total Investments)
1,829	Collective Brands, Inc., Term Loan B	7.250%	10/09/19	B1	1,857,703
1,619	J Crew Group, Term Loan B1	4.000%	1/30/20	B	1,632,595
3,083	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	3,102,119
868	Lord & Taylor Holdings LLC, Term Loan	5.750%	1/11/19	BB	878,361
3,229	Party City Corporation, Term Loan	5.750%	7/27/19	B1	3,273,811
2,199	Petco Animal Supplies, Inc., Term Loan	4.500%	11/24/17	B1	2,210,372
3,810	Tempur-Pedic International, Inc., Term Loan B, WI/DD	TBD	TBD	BB	3,878,911
16,637	Total Specialty Retail				16,833,872
	Textiles, Apparel & Luxury Goods – 0.5% (0.3% of Total Investments)
3,000	Philips-Van Heusen Corporation, Term Loan B, WI/DD	TBD	TBD	BBB-	3,028,116
	Trading Companies & Distributors – 0.3% (0.2% of Total Investments)
1,692	Wesco Distribution, Inc., Term Loan B	4.500%	12/04/19	Ba3	1,714,871
	Wireless Telecommunication Services – 4.3% (3.0% of Total Investments)
10,051	Asurion LLC, Term Loan, First Lien	5.500%	5/24/18	BB-	10,180,675
4,665	Avaya, Inc., Term Loan B5	8.000%	3/31/18	B1	4,712,969
11,036	Clear Channel Communications, Inc., Tranche B, Term Loan	3.852%	1/29/16	CCC+	9,606,704
998	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	988,772

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Wireless Telecommunication Services (continued)
$1,864	Presidio, Inc., New Term Loan	5.750%	3/31/17	Ba3	$1,870,983
28,614	Total Wireless Telecommunication Services				27,360,103
$730,562	Total Variable Rate Senior Loan Interests (cost $714,113,861)				721,348,891
Shares	Description (1)				Value
	Common Stocks – 3.7% (2.6% of Total Investments)
	Building Products – 1.9% (1.3% of Total Investments)
301,905	Masonite Worldwide Holdings, (6)				$12,378,105
	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (6), (7)				846,075
2,670	Buffets, Inc., (6), (7)				16,687
	Total Hotels, Restaurants & Leisure				862,762
	Media – 1.7% (1.2% of Total Investments)
203,449	Metro-Goldwyn-Mayer, (6), (7)				7,824,303
45,942	Tribune Company, (8)				—
57,088	Tribune Company				2,968,576
	Total Media				10,792,879
	Total Common Stocks (cost $30,628,600)				24,033,746
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.3% (0.2% of Total Investments)
	Communications Equipment – 0.3% (0.2% of Total Investments)
$850	Nortel Networks Corp., (5)	1.750%	4/15/13	N/R	$841,500
1,000	Nortel Networks Corp., (5)	2.125%	4/15/14	N/R	995,000
$1,850	Total Convertible Bonds (cost $1,563,750)				1,836,500
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 11.1% (7.8% of Total Investments)
	Commercial Services & Supplies – 0.2% (0.1% of Total Investments)
$1,000	Ceridian Corporation	11.250%	11/15/15	CCC	$1,012,500
	Communications Equipment – 1.6% (1.1% of Total Investments)
5,000	Avaya Inc., 144A	9.000%	4/01/19	B1	5,162,500
4,000	Nortel Networks Limited, (5)	0.000%	7/15/13	N/R	4,120,000
650	Nortel Networks Limited, (5)	10.750%	7/15/16	N/R	728,000
9,650	Total Communications Equipment				10,010,500
	Distributors – 0.4% (0.2% of Total Investments)
2,000	HD Supply Inc., 144A	8.125%	4/15/19	B+	2,265,000
	Diversified Telecommunication Services – 0.9% (0.7% of Total Investments)
1,500	Consolidated Communications Finance Company	10.875%	6/01/20	B-	1,695,000
1,500	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	1,590,000
2,500	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	2,650,000
5,500	Total Diversified Telecommunication Services				5,935,000

Nuveen Investments

JFR

Nuveen Floating Rate Income Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Health Care Equipment & Supplies – 1.0% (0.7% of Total Investments)
$2,450	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	$2,621,500
2,500	Merge Healthcare Inc.	11.750%	5/01/15	B+	2,675,000
1,455	Rotech Healthcare Inc.	10.750%	10/15/15	B3	1,455,000
6,405	Total Health Care Equipment & Supplies				6,751,500
	Health Care Providers & Services – 1.5% (1.0% of Total Investments)
2,000	Aurora Diagnostics Holdings LLC	10.750%	1/15/18	B3	1,585,000
3,750	HCA Inc., (9)	8.500%	4/15/19	BB+	4,171,875
2,000	Select Medical Corporation	6.195%	9/15/15	B-	1,995,000
500	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	530,000
1,000	Wolverine Healthcare Analytics, 144A	10.625%	6/01/20	CCC+	1,105,000
9,250	Total Health Care Providers & Services				9,386,875
	Household Products – 0.5% (0.3% of Total Investments)
2,750	Sprectum Brands Inc.	9.500%	6/15/18	Ba3	3,110,938
	IT Services – 0.7% (0.5% of Total Investments)
3,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	3,157,500
1,228	First Data Corporation	10.550%	9/24/15	B-	1,265,904
4,228	Total IT Services				4,423,404
	Machinery – 0.4% (0.3% of Total Investments)
1,025	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	1,076,250
1,700	Trinseo Materials Operating, 144A	8.750%	2/01/19	B+	1,683,000
2,725	Total Machinery				2,759,250
	Media – 1.9% (1.4% of Total Investments)
2,706	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	2,563,935
5,500	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	5,280,000
2,250	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC-	1,760,625
3,700	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	2,469,750
400	WMG Acquisition Group	11.500%	10/01/18	B-	465,000
14,556	Total Media				12,539,310
	Metals & Mining – 0.2% (0.2% of Total Investments)
1,400	Molycorp Inc., 144A	10.000%	6/01/20	B3	1,400,000
	Pharmaceuticals – 0.5% (0.3% of Total Investments)
74	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	74,185
918	Angiotech Pharmaceuticals Inc.	9.000%	12/01/16	N/R	931,770
1,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	1,060,000
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	1,075,000
2,992	Total Pharmaceuticals				3,140,955
	Road & Rail – 0.7% (0.5% of Total Investments)
2,000	Avis Budget Car Rental	2.790%	5/15/14	B+	2,000,020
2,000	Swift Services Holdings Inc.	10.000%	11/15/18	B+	2,257,500
4,000	Total Road & Rail				4,257,520
	Software – 0.6% (0.5% of Total Investments)
1,700	Infor Us Inc.	11.500%	7/15/18	B-	2,001,750
1,875	Infor Us Inc.	9.375%	4/01/19	B-	2,118,750
3,575	Total Software				4,120,500
$70,031	Total Corporate Bonds (cost $66,452,547)				71,113,252

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Asset-Backed Securities – 6.5% (4.5% of Total Investments)
$750	Ares Collateralized Loan Obligation, Series 2012 25A E, 144A	6.057%	1/17/24	BB	$734,763
1,200	BlueMountain Collateralized Loan Obligation, Series 2012 2A E14	5.425%	11/20/24	BB	1,191,150
2,500	BlueMountain Collateralized Loan Obligations Limited 2012-1A, 144A	5.802%	7/20/23	BB	2,403,575
2,700	Dryden Senior Loan Fund 2012-24A	5.120%	11/15/23	BBB	2,729,479
1,000	Finn Square Collateralized Loan Obligations Limited, Series 2012-1A, 144A	5.567%	12/24/23	BB	939,600
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	4.704%	1/15/23	BB	1,373,700
1,500	Fraser Sullivan Collateralized Loan Obligations Limited, Series 2011-6A, 144A	5.811%	11/22/22	BB	1,461,937
3,000	LCM Limited Partnership, Collateralized Loan Obligations, 144A	6.054%	4/15/22	BB	2,926,035
1,800	LCM Limited Partnership, Collateralized Loan Obligations, 144A	4.904%	4/15/22	BBB	1,805,929
1,500	LCM Limited Partnership, Collateralized Loan Obligations	5.452%	4/19/22	BB	1,401,726
2,700	LCM Limited Partnership Series 2012A, 144A	6.052%	10/19/22	BB	2,625,099
1,500	Madison Park Funding Limited, Series 2012-10A	5.620%	1/20/25	BB	1,428,485
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.652%	4/22/22	BB	1,448,181
1,000	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	4.652%	4/22/22	BBB	1,002,450
2,300	Magnetite IV CLO Limited, Series 2012-6A E, 144A	6.058%	9/15/23	BB	2,266,084
750	Northwoods Capital Corporation, Collateralized Loan Obligations 2012-9A	5.471%	1/18/24	BB-	685,625
3,000	Oak Hill Credit Partners IV Limited, Collateralized Loan Obligation Series 2012-6A	5.810%	5/15/23	BB	2,913,366
3,360	Oak Hill Credit Partners, Series 2012-7A	5.340%	11/20/23	BB	3,145,239
750	Octagon Investment Partners, Series 2012-1A D, 144A	5.815%	1/15/24	BB-	712,904
3,000	Race Point Collateralized Loan Obligation Series 2012-7A, 144A	5.310%	11/08/24	BB-	2,820,285
2,500	Race Point Collateralized Loan Obligations, Series 2011-5A, 144A	6.808%	12/15/22	BB	2,512,645
3,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	5.812%	5/24/23	BB	2,924,058
$42,810	Total Asset-Backed Securities (cost $37,400,567)				41,452,315
Shares	Description (1)				Value
	Investment Companies – 2.1% (1.5% of Total Investments)
353,668	Eaton Vance Floating-Rate Income Trust Fund				$6,182,117
963,820	Eaton Vance Senior Income Trust				7,488,881
	Total Investment Companies (cost $11,947,776)				13,670,998
Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 6.6% (4.6% of Total Investments)
$42,355	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/13, repurchase price $42,354,975, collateralized by $43,140,000 U.S. Treasury Notes, 0.250%, due 3/31/14, value $43,205,098	0.010%	2/01/13		$42,354,963
	Total Short-Term Investments (cost $42,354,963)				42,354,963
	Total Investments (cost $904,462,064) – 142.6%				915,810,665
	Borrowings – (38.8)% (10), (11)				(249,200,000)
	Other Assets Less Liabilities – (3.8)% (12)				(24,261,033)
	Net Assets Applicable to Common Shares – 100%				$642,349,632

Nuveen Investments

JFR

Nuveen Floating Rate Income Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Investments in Derivatives as of January 31, 2013

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (12)
Goldman Sachs	$49,435,000	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/14	$(649,080)
Morgan Stanley	49,435,000	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(2,683,982)
							$(3,333,062)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2)  Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

  (3)  Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

  (4)  Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

    Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

  (5)  At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund's Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

  (6)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (7)  For fair value measurement disclosure purposes, Common Stock classified as Level 2. See Notes to Financial Statements, Footnote 1—General Information and Significant Accounting Policies, Investment Valuation for more information.

  (8)  Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Footnote 1—General Information and Significant Accounting Policies, Investment Valuation for more information.

  (9)  Investment, or portion of investment, has been pledged as collateral for investments in derivatives.

  (10)  Borrowings as a percentage of Total Investments is 27.2%.

  (11)  The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

  (12)  Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

  N/R  Not rated.

  N/A  Not applicable.

  DD1  Portion of investment purchased on a delayed delivery basis.

  WI/DD  Purchased on a when-issued or delayed delivery basis.

  144A  Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

  TBD  Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

  USD-LIBOR  United States Dollar—London Inter-Bank Offered Rate.

    See accompanying notes to financial statements.

Nuveen Investments

JRO

Nuveen Floating Rate Income Opportunity Fund

Portfolio of Investments

  January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 111.0% (77.3% of Total Investments) (4)
	Aerospace & Defense – 1.0% (0.7% of Total Investments)
$2,188	Hamilton Sundstrand, Term Loan B	5.000%	12/13/19	B+	$2,214,297
2,000	Sequa Corporation, Term Loan B	5.250%	6/19/17	B1	2,033,334
4,188	Total Aerospace & Defense				4,247,631
	Airlines – 2.9% (2.0% of Total Investments)
8,000	Delta Air Lines, Inc., Term Loan B1	5.250%	10/18/18	Ba2	8,116,000
3,000	Delta Air Lines, Inc., Term Loan B2	4.250%	4/18/16	Ba2	3,039,375
1,053	United Air Lines, Inc., Term Loan B	2.250%	2/01/14	BB-	1,058,439
12,053	Total Airlines				12,213,814
	Auto Components – 2.9% (2.0% of Total Investments)
7,046	Federal-Mogul Corporation, Tranche B, Term Loan	2.146%	12/29/14	B1	6,707,300
3,596	Federal-Mogul Corporation, Tranche C, Term Loan	2.139%	12/28/15	B1	3,422,874
2,000	FleetPride Corporation, Term Loan, Second Lien	9.250%	5/01/20	CCC+	1,992,500
12,642	Total Auto Components				12,122,674
	Biotechnology – 2.7% (1.9% of Total Investments)
1,066	Alkermes, Inc., 2019 Term Loan	4.500%	9/25/19	BB	1,080,902
1,995	Explorer Holdings, Inc., Term Loan, First Lien	8.000%	5/02/18	B+	2,002,481
3,536	Grifols, Inc., Term Loan	4.250%	6/01/17	BB	3,563,930
4,924	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	4,952,862
11,521	Total Biotechnology				11,600,175
	Capital Markets – 2.5% (1.7% of Total Investments)
1,700	American Capital, LTD., Senior Secured Term Loan	5.500%	8/15/16	B+	1,738,250
290	BNY Convergex Group LLC, Incremental Term Loan	5.250%	12/19/16	B	288,943
638	BNY Convergex Group LLC, Term Loan	5.250%	12/19/16	B	636,644
2,881	Citco III Limited, Term Loan	5.500%	6/29/18	N/A	2,917,139
4,975	Walter Investment Management Corporation, Tranche B, Term Loan, DD1	5.750%	11/28/17	B+	5,033,456
10,484	Total Capital Markets				10,614,432
	Chemicals – 1.1% (0.8% of Total Investments)
1,000	Houghton International, Inc., U.S. Term Loan, First Lien	5.250%	12/20/19	B1	1,016,250
2,084	Ineos US Finance LLC, Term Loan B	6.500%	5/04/18	B+	2,135,047
1,500	PQ Corporation, Term Loan B	5.250%	5/08/17	B+	1,522,188
4,584	Total Chemicals				4,673,485
	Commercial Banks – 0.2% (0.2% of Total Investments)
985	SourceHov LLC, Term Loan B, First Lien	6.625%	4/28/17	BB-	983,769
	Commercial Services & Supplies – 2.2% (1.5% of Total Investments)
2,000	ADS Waste Holdings, Inc., Term Loan B	5.250%	10/09/19	B+	2,022,500
483	Brand Energy & Infrastructure Services, Inc., Canadian Tranche 1, Term Loan	6.250%	10/23/18	B	483,063
1,500	Brand Energy & Infrastructure Services, Inc., Term Loan, Second Lien	11.000%	10/23/19	CCC+	1,492,500
2,011	Brand Energy & Infrastructure Services, Inc., Term Loan	6.250%	10/23/18	B	2,012,764
2,321	Ceridian Corporation, Extended Term Loan	5.956%	5/09/17	B1	2,351,404
993	Houghton Mifflin, Term Loan	7.250%	5/22/18	B	1,002,425
9,308	Total Commercial Services & Supplies				9,364,656

Nuveen Investments

JRO

Nuveen Floating Rate Income Opportunity Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Communications Equipment – 2.7% (1.9% of Total Investments)
$2,000	Alcatel-Lucent, Term Loan C, WI/DD	TBD	TBD	BB-	$2,027,500
2,500	CompuCom Systems, Inc., Term Loan, Second Lien	10.250%	10/04/19	B-	2,556,250
1,241	Genesys International Corporation, Term Loan B	6.750%	1/31/19	B+	1,253,807
3,960	Pharmaceutical Product Development Inc., Term Loan B, First Lien, WI/DD	TBD	TBD	Ba3	3,992,175
1,700	Riverbed Technology, Inc., Term Loan	4.000%	12/18/19	BBB-	1,722,312
11,401	Total Communications Equipment				11,552,044
	Computers & Peripherals – 0.4% (0.3% of Total Investments)
1,600	SunGard Data Systems, Inc., Term Loan D	4.500%	1/31/20	BB	1,629,000
	Consumer Finance – 2.2% (1.5% of Total Investments)
1,000	Jackson Hewitt Tax Service, Inc., Term Loan	10.000%	10/16/17	B3	990,000
2,000	Residential Capital Corp, Term Loan A1	6.000%	11/18/13	Ba1	2,005,626
1,000	Residential Capital Corp, Term Loan A2	7.750%	11/18/13	BB	1,009,375
3,469	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	3,514,936
1,750	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B3	1,759,406
9,219	Total Consumer Finance				9,279,343
	Distributors – 1.6% (1.1% of Total Investments)
6,468	HD Supply, Inc., Term Loan	7.250%	10/12/17	B+	6,674,997
	Diversified Consumer Services – 2.2% (1.6% of Total Investments)
3,054	Cengage Learning Acquisitions, Inc., Term Loan , DD1	2.710%	7/03/14	CCC+	2,438,197
3,136	Brickman Group Holdings, Inc., Tranche B1, Term Loan	5.500%	10/14/16	B+	3,182,680
3,851	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	3,877,072
10,041	Total Diversified Consumer Services				9,497,949
	Diversified Financial Services – 2.0% (1.4% of Total Investments)
1,741	Ferrara Candy Company, Term Loan B	7.507%	6/18/18	B	1,767,369
2,750	Ocwen Financial Corporation, Term Loan B, WI/DD	TBD	TBD	B1	2,792,111
3,980	Sheridan Holdings, Inc., Term Loan, First Lien	6.000%	7/01/18	B+	4,046,335
8,471	Total Diversified Financial Services				8,605,815
	Diversified Telecommunication Services – 2.3% (1.6% of Total Investments)
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.702%	3/06/14	BB+	3,010,446
998	Intelsat Jackson Holdings, Ltd., Term Loan B1	4.500%	4/02/18	BB-	1,012,462
2,000	Intelsat, Unsecured Term Loan	2.702%	2/01/14	B	2,003,750
3,500	Level 3 Financing, Inc., Term Loan, Tranche B	5.250%	8/01/19	Ba2	3,547,688
9,498	Total Diversified Telecommunication Services				9,574,346
	Electric Utilities – 0.4% (0.2% of Total Investments)
2,022	TXU Corporation, 2014 Term Loan	3.742%	10/10/14	B2	1,526,984
	Electrical Equipment – 0.6% (0.4% of Total Investments)
2,500	Sensus Metering Systems, Inc., Term Loan, Second Lien	8.500%	5/09/18	B-	2,525,000
	Electronic Equipment & Instruments – 0.7% (0.5% of Total Investments)
3,439	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B+	2,940,131
	Energy Equipment & Services – 0.4% (0.2% of Total Investments)
1,496	Pinnacle Holdco S.A.R.L., Term Loan, First Lien	6.500%	7/24/19	B+	1,507,098
	Food & Staples Retailing – 1.8% (1.3% of Total Investments)
1,347	BJ Wholesale Club, Inc., Term Loan, First Lien	5.750%	9/26/19	B	1,371,125
500	BJ Wholesale Club, Inc., Term Loan, Second Lien	9.750%	3/26/20	CCC+	522,188
796	Wendy's/Arby's Restaurants, Inc., Term Loan B	4.750%	5/15/19	BB-	807,572
4,938	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B1	5,036,250
7,581	Total Food & Staples Retailing				7,737,135
Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Food Products – 3.7% (2.6% of Total Investments)
$3,000	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	$3,055,314
900	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	927,000
11,436	U.S. Foodservice, Inc., Extended Term Loan	5.750%	3/31/17	B2	11,586,592
15,336	Total Food Products				15,568,906
	Health Care Equipment & Supplies – 2.4% (1.7% of Total Investments)
2,177	Hologic, Inc., Term Loan B	4.500%	8/01/19	BBB-	2,209,405
6,930	Kinetic Concepts, Inc., Term Loan C1	5.500%	5/04/18	Ba2	7,051,275
998	United Surgical Partners International, Inc., Term Loan, First Lien	6.000%	4/03/19	B1	1,009,553
10,105	Total Health Care Equipment & Supplies				10,270,233
	Health Care Providers & Services – 8.3% (5.8% of Total Investments)
4,000	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	4,050,716
950	Genesis Healthcare LLC, Term Loan	10.002%	12/03/17	B+	927,641
2,993	Gentiva Health Services, Inc., Term Loan B	6.500%	8/17/16	B1	3,028,422
7,729	Golden Living, Term Loan	5.000%	5/04/18	B1	7,439,448
995	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB-	1,007,257
1,500	Heartland Dental Care, Inc., Term Loan, First Lien	6.250%	12/21/18	Ba3	1,513,125
1,500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/20/19	CCC+	1,548,750
2,211	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	2,215,421
1,393	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	1,422,601
98	LifeCare Holdings, Inc., Term Loan Add On, (5)	0.000%	2/01/16	N/R	91,517
543	LifeCare, Term Loan, (5)	0.000%	2/01/16	N/R	507,369
1,535	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	1,545,059
2,992	National Mentor Holdings, Inc., Term Loan B	6.500%	2/09/17	B+	3,037,272
4,186	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	4,247,298
1,500	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B-	1,532,812
1,299	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	1,314,848
35,424	Total Health Care Providers & Services				35,429,556
	Health Care Technology – 1.1% (0.8% of Total Investments)
4,762	Emdeon Business Services LLC, Term Loan B1	5.000%	11/02/18	BB-	4,844,846
	Hotels, Restaurants & Leisure – 3.2% (2.2% of Total Investments)
2,925	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	2,962,171
3,276	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.454%	1/28/18	B	3,050,828
1,435	CCM Merger, Inc. Term Loan	6.000%	3/01/17	B+	1,451,647
2,978	Landry's Restaurants, Inc., Term Loan B	6.500%	4/24/18	B+	3,023,636
2,000	MGM Resorts International, Term Loan B	4.250%	12/20/19	BB	2,034,792
997	Shingle Springs Tribal Gaming Authority, Term Loan	10.500%	12/17/13	CCC	942,108
13,611	Total Hotels, Restaurants & Leisure				13,465,182
	Household Durables – 0.7% (0.5% of Total Investments)
2,000	AOT Bedding Super Holdings LLC, Term Loan B	5.000%	10/01/19	B+	2,027,916
1,117	Spectrum Brands, Inc., Term Loan	4.500%	12/17/19	Ba3	1,130,411
3,117	Total Household Durables				3,158,327
	Independent Power Producers & Energy Traders – 0.4% (0.3% of Total Investments)
1,500	Equipower Resources Holdings LLC, Term Loan, Second Lien	10.000%	6/19/19	BB	1,539,375
	Industrial Conglomerates – 2.2% (1.6% of Total Investments)
7,000	DuPont Performance Coatings, Dollar Term Loan B, WI/DD	TBD	TBD	B+	7,116,648
420	Evertec, Inc., Term Loan	5.500%	9/30/16	BB-	425,530
1,960	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B2	1,978,145
9,380	Total Industrial Conglomerates				9,520,323

Nuveen Investments

JRO

Nuveen Floating Rate Income Opportunity Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Insurance – 1.4% (1.0% of Total Investments)
$3,500	USI Holdings Corporation, Term Loan B	5.250%	12/14/19	B1	$3,540,834
2,469	Vantage Drilling Company, Term Loan B	6.250%	10/18/17	B-	2,499,609
5,969	Total Insurance				6,040,443
	Internet & Catalog Retail – 1.1% (0.7% of Total Investments)
4,500	EIG Investors Corp., Term Loan, First Lien	6.250%	11/09/19	B1	4,545,000
	Internet Software & Services – 2.7% (1.9% of Total Investments)
1,995	Sabre, Inc., Incremental Term Loan	7.250%	12/29/17	B1	2,031,574
2,380	Sabre, Inc., Extended Term Loan, First Lien	5.952%	9/30/17	B1	2,413,662
2,000	San Juan Cable LLC, Term Loan, Second Lien	10.000%	6/09/18	CCC+	2,047,500
2,918	SSI Investments II, Ltd., New Term Loan	5.000%	5/26/17	Ba3	2,968,701
1,997	Web.com Group, Inc., Term Loan, First Lien	5.500%	10/27/17	Ba3	2,027,052
11,290	Total Internet Software & Services				11,488,489
	IT Services – 3.6% (2.5% of Total Investments)
2,500	EIG Investors Corp., Term Loan, Second Lien	10.250%	5/09/20	CCC+	2,506,250
2,056	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B+	1,801,773
748	Genpact International, Inc., Term Loan	4.250%	8/30/19	BB+	759,347
3,410	Sabre, Inc., New Extended Term Loan	5.952%	12/29/17	B1	3,452,448
1,521	VFH Parent LLC, Term Loan	7.500%	7/08/16	Ba1	1,532,660
246	Web.com, Term Loan, Second Lien	11.000%	10/27/18	B3	253,692
4,776	Zayo Group LLC, Term Loan B	5.250%	7/02/19	B1	4,845,080
15,257	Total IT Services				15,151,250
	Leisure Equipment & Products – 0.9% (0.6% of Total Investments)
1,681	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	1,699,641
2,200	Equinox Holdings, Inc., Term Loan, First Lien, WI/DD	TBD	TBD	B1	2,233,000
3,881	Total Leisure Equipment & Products				3,932,641
	Machinery – 0.7% (0.5% of Total Investments)
1,250	Navistar International Corporation, Term Loan B	7.000%	8/17/17	Ba2	1,270,625
1,782	Rexnord Corporation, Inc., Term Loan B Refinancing	4.500%	4/01/18	BB	1,802,973
3,032	Total Machinery				3,073,598
	Media – 9.6% (6.7% of Total Investments)
8,600	Univision Communications, Inc., Term Loan	4.452%	3/31/17	B+	8,642,235
3,050	Yell Group PLC, Term Loan, (5)	0.000%	7/31/14	N/R	598,474
1,105	Atlantic Broadband Finance LLC, Term Loan B	4.500%	9/20/19	BB	1,121,105
1,746	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan	5.710%	7/04/17	CCC+	1,273,632
2,523	Cumulus Media, Inc., Term Loan B, First Lien	4.500%	9/18/18	Ba2	2,544,580
3,000	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	3,123,750
998	FoxCo Acquisition Sub LLC, Initial Term Loan	5.500%	7/14/17	B+	1,014,956
1,995	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	Ba3	2,013,703
1,000	NEP Broadcasting, Term Loan, Second Lien, WI/DD	TBD	TBD	CCC+	1,038,333
3,447	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B+	3,509,072
7,000	Tribune Company, Exit Term Loan B	4.000%	12/17/19	BB+	7,070,000
2,143	UPC Broadband Holding BV, Term Loan AF	4.000%	1/31/21	BB-	2,157,589
6,567	WideOpenWest Finance LLC, Term Loan B	6.250%	7/12/18	B1	6,656,049
43,174	Total Media				40,763,478
	Metals & Mining – 0.4% (0.3% of Total Investments)
1,745	FMG Resources, Ltd., Term Loan B	5.250%	10/18/17	BB+	1,771,655
	Multiline Retail – 0.3% (0.2% of Total Investments)
1,125	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	1,141,292

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Oil, Gas & Consumable Fuels – 3.3% (2.3% of Total Investments)
$4,364	CCS Income Trust, Term Loan, DD1	3.208%	11/14/14	B1	$4,364,322
990	CCS Income Trust, Delayed Term Loan	3.208%	11/14/14	B	989,770
1,438	Crestwood Holdings, Inc., Term Loan B	9.750%	3/26/18	CCC+	1,465,307
1,650	El Paso Corporation, Tranche B1, Term Loan	5.000%	5/24/18	Ba3	1,671,656
746	Gibson Energy ULC, Term Loan B	4.750%	5/18/18	BB-	760,053
3,000	Plains Exploration and Production Company, Term Loan	4.000%	10/15/19	Ba1	3,019,275
1,667	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B1	1,689,583
13,855	Total Oil, Gas & Consumable Fuels				13,959,966
	Paper & Forest Products – 0.8% (0.6% of Total Investments)
3,552	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	Caa1	3,533,856
	Personal Products – 1.9% (1.3% of Total Investments)
7,000	Bombardier Recreational Products, Inc., Term Loan B, WI/DD	TBD	TBD	Ba1	7,086,877
1,139	Prestige Brands, Inc., Term Loan 1	5.282%	1/31/19	BB-	1,151,898
8,139	Total Personal Products				8,238,775
	Pharmaceuticals – 7.4% (5.1% of Total Investments)
1,000	Bausch & Lomb, Inc., Delayed Draw, Term Loan	4.750%	9/30/15	B+	1,013,125
5,970	Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	6,048,356
2,168	ConvaTec Healthcare, Incremental Term Loan B	5.000%	12/22/16	Ba3	2,202,207
1,301	Generic Drug Holdings, Inc., Term Loan B	6.000%	10/29/19	B+	1,322,230
3,125	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	0.000%	5/03/13	N/R	93,750
2,286	Par Pharmaceutical Companies, Inc., Term Loan B	5.000%	9/30/19	B+	2,319,514
4,937	Quintiles Transnational Corp., Term Loan B2	4.500%	6/08/18	BB-	5,007,417
2,000	Therakos, Inc., Term Loan, First Lien	7.500%	1/18/18	B	1,960,000
3,142	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D	4.250%	2/13/19	BBB-	3,189,747
980	Warner Chilcott Company LLC, Term Loan B1 Additional	4.250%	3/15/18	BBB-	991,206
2,580	Warner Chilcott Corporation, Term Loan B1	4.250%	3/15/18	BBB-	2,610,009
798	Warner Chilcott Corporation, Term Loan B2	4.250%	3/15/18	BBB-	806,911
1,774	Warner Chilcott Corporation, Term Loan B3	4.250%	3/15/18	BBB-	1,794,381
1,625	Warner Chilcott Corporation, Term Loan B4	3.247%	8/15/17	BBB-	1,631,094
325	Warner Chilcott Corporation, Term Loan B5	3.247%	8/20/17	BBB-	326,219
34,011	Total Pharmaceuticals				31,316,166
	Real Estate Investment Trust – 0.8% (0.5% of Total Investments)
3,292	iStar Financial, Inc., Term Loan	5.750%	10/15/17	BB-	3,352,878
	Real Estate Management & Development – 2.4% (1.7% of Total Investments)
3,457	Realogy Corporation, Delayed Term Loan	4.456%	10/10/16	B+	3,485,042
5,495	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	5,540,045
1,231	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	1,235,644
10,183	Total Real Estate Management & Development				10,260,731
	Road & Rail – 1.0% (0.7% of Total Investments)
4,160	Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/21/17	BB	4,217,067
	Semiconductors & Equipment – 1.4% (1.0% of Total Investments)
2,000	NXP Semiconductor LLC, Incremental Term Loan C	4.750%	12/06/19	B+	2,029,376
2,943	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B2	2,990,392
970	Spansion LLC, Term Loan B	5.250%	12/11/18	BB+	977,328
5,913	Total Semiconductors & Equipment				5,997,096
	Software – 8.9% (6.2% of Total Investments)
4,941	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	5,006,015
2,291	Blackboard, Inc., Term Loan B2	6.250%	1/31/18	B+	2,112,421
2,624	Datatel Parent Corp, Term Loan B	6.250%	7/19/18	B+	2,645,683

Nuveen Investments

JRO

Nuveen Floating Rate Income Opportunity Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Software (continued)
$1,000	Deltek, Inc., Term Loan, Second Lien	10.000%	10/10/19	CCC+	$1,020,417
11,069	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	11,246,556
3,380	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	3,362,663
4,000	IPC Systems, Inc., Term Loan, Second Lien	5.452%	6/01/15	CCC	3,660,000
4,738	Misys PLC, Term Loan, First Lien	7.250%	12/12/18	Ba3	4,824,004
1,600	RedPrairie Corporation, Term Loan, First Lien	6.750%	12/21/18	B+	1,617,779
800	RedPrairie Corporation, Term Loan, Second Lien	11.250%	12/21/19	CCC+	825,200
1,437	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B1	5.000%	6/07/19	BB-	1,456,095
149	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B2	5.000%	6/07/19	BB-	151,048
38,029	Total Software				37,927,881
	Specialty Retail – 2.2% (1.5% of Total Investments)
1,372	Collective Brands, Inc., Term Loan B	7.250%	10/09/19	B1	1,393,278
2,063	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	2,075,731
496	Lord & Taylor Holdings LLC, Term Loan	5.750%	1/11/19	BB	501,921
2,307	Party City Corporation, Term Loan	5.750%	7/27/19	B1	2,338,436
2,857	Tempur-Pedic International, Inc., Term Loan B, WI/DD	TBD	TBD	BB	2,909,183
9,095	Total Specialty Retail				9,218,549
	Textiles, Apparel & Luxury Goods – 0.9% (0.6% of Total Investments)
2,000	Philips Van Heusen Term Loan B, WI/DD	TBD	TBD	BBB-	2,018,744
1,710	Wolverine World Wide, Inc., Tranche B, Term Loan	4.000%	7/31/19	Ba2	1,731,013
3,710	Total Textiles, Apparel & Luxury Goods				3,749,757
	Trading Companies & Distributors – 0.3% (0.2% of Total Investments)
1,269	Wesco Distribution, Inc., Term Loan B	4.500%	12/04/19	Ba3	1,286,154
	Wireless Telecommunication Services – 4.2% (2.9% of Total Investments)
4,569	Asurion LLC, Term Loan, First Lien	5.500%	5/24/18	BB-	4,627,580
3,138	Avaya, Inc., Term Loan B5	8.000%	3/31/18	B1	3,170,729
8,261	Clear Channel Communications, Inc., Tranche B, Term Loan	3.852%	1/29/16	CCC+	7,191,293
1,995	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	1,977,545
932	Presidio, Inc., New Term Loan	5.750%	3/31/17	Ba3	935,491
18,895	Total Wireless Telecommunication Services				17,902,638
$476,812	Total Variable Rate Senior Loan Interests (cost $465,854,689)				471,536,586
Shares	Description (1)				Value
	Common Stocks – 3.6% (2.5% of Total Investments)
	Building Products – 1.2% (0.8% of Total Investments)
124,402	Masonite Worldwide Holdings, (6)				$5,100,482
	Hotels, Restaurants & Leisure – 0.2% (0.2% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (6), (7)				846,076
	Media – 2.2% (1.5% of Total Investments)
182,499	Metro-Goldwyn-Mayer, (6), (7)				7,018,601
36,087	Tribune Company, (8)				—
44,843	Tribune Company				2,331,836
	Total Media				9,350,437
	Total Common Stocks (cost $19,087,685)				15,296,995

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.4% (0.3% of Total Investments)
	Communications Equipment – 0.4% (0.3% of Total Investments)
$550	Nortel Networks Corp., (5)	1.750%	4/15/13	N/R	$544,500
1,000	Nortel Networks Corp., (5)	2.125%	4/15/14	N/R	995,000
$1,550	Total Convertible Bonds (cost $1,307,500)				1,539,500
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 14.4% (10.0% of Total Investments)
	Commercial Services & Supplies – 0.1% (0.1% of Total Investments)
$500	Ceridian Corporation	11.250%	11/15/15	CCC	$506,250
	Communications Equipment – 1.7% (1.2% of Total Investments)
3,500	Avaya Inc., 144A	9.000%	4/01/19	B1	3,613,750
3,000	Nortel Networks Limited, (5)	0.000%	7/15/13	N/R	3,090,000
450	Nortel Networks Limited, (5)	10.750%	7/15/16	N/R	504,000
6,950	Total Communications Equipment				7,207,750
	Distributors – 0.3% (0.2% of Total Investments)
1,000	HD Supply Inc., 144A	8.125%	4/15/19	B+	1,132,500
	Diversified Telecommunication Services – 0.7% (0.5% of Total Investments)
1,500	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	1,590,000
1,500	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	1,590,000
3,000	Total Diversified Telecommunication Services				3,180,000
	Health Care Equipment & Supplies – 1.6% (1.1% of Total Investments)
2,450	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	2,621,500
2,500	Merge Healthcare Inc.	11.750%	5/01/15	B+	2,675,000
1,455	Rotech Healthcare Inc.	10.750%	10/15/15	B3	1,455,000
6,405	Total Health Care Equipment & Supplies				6,751,500
	Health Care Providers & Services – 2.1% (1.5% of Total Investments)
2,000	Aurora Diagnostics Holdings LLC	10.750%	1/15/18	B3	1,585,000
2,750	HCA Inc., (9)	8.500%	4/15/19	BB+	3,059,375
1,000	LifeCare Holdings Inc., (5)	9.250%	8/15/13	CC	200,000
3,000	Select Medical Corporation	6.494%	9/15/15	B-	2,992,500
1,000	Wolverine Healthcare Analytics, 144A	10.625%	6/01/20	CCC+	1,105,000
9,750	Total Health Care Providers & Services				8,941,875
	Household Products – 0.7% (0.5% of Total Investments)
2,750	Spectrum Brands Inc.	9.500%	6/15/18	Ba3	3,110,938
	IT Services – 0.8% (0.6% of Total Investments)
2,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	2,105,000
1,228	First Data Corporation	10.550%	9/24/15	B-	1,265,904
3,228	Total IT Services				3,370,904
	Machinery – 0.8% (0.5% of Total Investments)
2,000	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	2,100,000
1,200	Trinseo Materials Operating, 144A	8.750%	2/01/19	B+	1,188,000
3,200	Total Machinery				3,288,000

Nuveen Investments

JRO

Nuveen Floating Rate Income Opportunity Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Media – 3.2% (2.2% of Total Investments)
$2,475	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	$2,345,063
5,500	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	5,280,000
3,750	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC-	2,934,375
3,600	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	2,403,000
400	WMG Acquisition Group	11.500%	10/01/18	B-	465,000
15,725	Total Media				13,427,438
	Metals & Mining – 0.3% (0.2% of Total Investments)
1,400	Molycorp Inc., 144A	10.000%	6/01/20	B3	1,400,000
	Pharmaceuticals – 0.8% (0.5% of Total Investments)
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	2,120,000
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	1,075,000
3,000	Total Pharmaceuticals				3,195,000
	Road & Rail – 0.5% (0.3% of Total Investments)
2,000	Avis Budget Car Rental	2.967%	5/15/14	B+	2,000,020
	Software – 0.7% (0.5% of Total Investments)
850	Infor Us Inc.	11.500%	7/15/18	B-	1,000,875
1,875	Infor Us Inc.	9.375%	4/01/19	B-	2,118,750
2,725	Total Software				3,119,625
	Specialty Retail – 0.1% (0.1% of Total Investments)
500	99 Cents Only Stores	11.000%	12/15/19	CCC+	573,124
$62,133	Total Corporate Bonds (cost $57,925,337)				61,204,924
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Asset-Backed Securities – 6.5% (4.5% of Total Investments)
$800	Bluemountain Collateralized Loan Obligation, Series 2012 2A E14	5.425%	11/20/24	BB	$794,100
2,500	BlueMountain Collateralized Loan Obligations Limited 2012-1A, 144A	5.802%	7/20/23	BB	2,403,575
1,300	Dryden Senior Loan Fund 2012-24A	5.117%	11/15/23	BBB	1,314,193
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	4.704%	1/15/23	BB	1,373,700
1,500	Fraser Sullivan Collateralized Loan Obligations Limited, Series 2011-6A, 144A	5.811%	11/22/22	BB	1,461,938
2,000	LCM Limited Partnership, Collateralized Loan Obligations, 144A	6.054%	4/15/22	BB	1,950,690
1,200	LCM Limited Partnership, Collateralized Loan Obligations, 144A	4.904%	4/15/22	BBB	1,203,953
1,500	LCM Limited Partnership, Collateralized Loan Obligations	5.452%	4/19/22	BB	1,401,726
1,800	LCM Limited Partnership Series 2012A, 144A	6.052%	10/19/22	BB	1,750,066
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.652%	4/22/22	BB	1,448,181
1,000	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	4.652%	4/22/22	BBB	1,002,450
1,200	Magnetite IV CLO Limited, Series 2012-6A E, 144A	6.058%	9/15/23	BB	1,182,305
2,240	Oak Hill Credit Partners, Series 2012-7A	5.340%	11/20/23	BB	2,096,826
2,000	Oak Hill Credit Partners IV Limited, Collateralized Loan Obligation Series 2012-6A	5.810%	5/15/23	BB	1,942,244
2,000	Race Point Collateralized Loan Obligations Series 2012-7A, 144A	5.310%	11/08/24	BB-	1,880,190
2,500	Race Point Collateralized Loan Obligations, Series 2011-5A, 144A	6.808%	12/15/22	BB	2,512,645
2,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	5.812%	5/24/23	BB	1,949,372
$28,540	Total Asset-Backed Securities (cost $24,693,783)				27,668,154

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 7.7% (5.4% of Total Investments)
$32,684	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/13, repurchase price $32,684,358, collateralized by $31,655,000 U.S. Treasury Notes, 2.375%, due 2/28/15, value $33,340,344	0.010%	2/01/13	$32,684,349
	Total Short-Term Investments (cost $32,684,349)			32,684,349
	Total Investments (cost $601,553,343) – 143.6%			609,930,508
	Borrowings – (37.6)% (10), (11)			(159,900,000)
	Other Assets Less Liabilities – (6.0)% (12)			(25,203,210)
	Net Assets Applicable to Common Shares – 100%			$424,827,298

Investments in Derivatives as of January 31, 2013

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (12)
Goldman Sachs	$29,317,500	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/14	$(384,938)
Morgan Stanley	29,317,500	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(1,591,740)
							$(1,976,678)

Nuveen Investments

JRO

Nuveen Floating Rate Income Opportunity Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2)  Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

  (3)  Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

  (4)  Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

    Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

  (5)  At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund's Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

  (6)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (7)  For fair value measurement disclosure purposes, Common Stock classified as Level 2. See Notes to Financial Statements, Footnote 1—General Information and Significant Accounting Policies, Investment Valuation for more information.

  (8)  Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Footnote 1–General Information and Significant Accounting Policies, Investment Valuation for more information.

  (9)  Investment, or portion of investment, has been pledged as collateral for investments in derivatives.

  (10)  Borrowings as a percentage of Total Investments is 26.2%.

  (11)  The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

  (12)  Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

  N/R  Not rated.

  N/A  Not applicable.

  DD1  Portion of investment purchased on a delayed delivery basis.

  WI/DD  Purchased on a when-issued or delayed delivery basis.

  144A  Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

  TBD  Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

  USD-LIBOR  United States Dollar—London Inter-Bank Offered Rate.

See accompanying notes to financial statements.

Nuveen Investments

JSD

Nuveen Short Duration Credit Opportunities Fund

Portfolio of Investments

  January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 123.5% (83.5% of Total Investments) (4)
	Aerospace & Defense – 1.3% (0.9% of Total Investments)
$1,313	Hamilton Sundstrand, Term Loan B	5.000%	12/13/19	B+	$1,328,578
1,250	Sequa Corporation, Term Loan B	5.250%	6/19/17	B1	1,270,834
2,563	Total Aerospace & Defense				2,599,412
	Airlines – 3.1% (2.1% of Total Investments)
3,200	Delta Air Lines, Inc., Term Loan B1	5.250%	10/18/18	Ba2	3,246,400
1,000	Delta Air Lines, Inc., Term Loan B2	4.250%	4/18/16	Ba2	1,013,125
1,970	Delta Air Lines, Inc., Term Loan	5.500%	4/20/17	Ba2	1,995,439
6,170	Total Airlines				6,254,964
	Auto Components – 1.1% (0.7% of Total Investments)
990	Allison Transmission, Inc., Term Loan B3	4.250%	8/23/19	BB-	1,003,935
1,000	FleetPride Corporation, Term Loan, Second Lien	9.250%	5/01/20	CCC+	996,250
170	Schaeffler AG, Term Loan B2	6.000%	1/27/17	Ba3	172,338
2,160	Total Auto Components				2,172,523
	Biotechnology – 2.5% (1.7% of Total Investments)
1,066	Alkermes, Inc., 2019 Term Loan	4.500%	9/25/19	BB	1,080,902
998	Explorer Holdings, Inc., Term Loan, First Lien	8.000%	5/02/18	B+	1,001,241
2,946	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	2,963,382
5,010	Total Biotechnology				5,045,525
	Capital Markets – 3.4% (2.3% of Total Investments)
850	American Capital, LTD., Senior Secured Term Loan	5.500%	8/15/16	B+	869,125
2,463	Citco III Limited, Term Loan	5.500%	6/29/18	N/A	2,493,281
3,481	Walter Investment Management Corporation, Tranche B, Term Loan, DD1	5.750%	11/28/17	B+	3,522,155
6,794	Total Capital Markets				6,884,561
	Chemicals – 1.0% (0.7% of Total Investments)
732	Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	742,777
1,191	Ineos US Finance LLC, Term Loan B	6.500%	5/04/18	B+	1,220,027
1,923	Total Chemicals				1,962,804
	Commercial Banks – 0.6% (0.4% of Total Investments)
1,137	Ocwen Financial Corporation, Initial Term Loan	7.000%	9/01/16	B1	1,145,375
	Commercial Services & Supplies – 3.3% (2.3% of Total Investments)
1,000	ADS Waste Holdings, Inc., Term Loan B	5.250%	10/09/19	B+	1,011,250
193	Brand Energy & Infrastructure Services, Inc., Canadian Tranche 1, Term Loan	6.250%	10/23/18	B	193,225
500	Brand Energy & Infrastructure Services, Inc., Term Loan, Second Lien	11.000%	10/23/19	CCC+	497,500
804	Brand Energy & Infrastructure Services, Inc., Term Loan	6.250%	10/23/18	B	805,106
1,000	Ceridian Corporation, Extended Term Loan	5.956%	5/09/17	B1	1,012,917
685	Harland Clarke Holdings Corporation, Extended Term Loan	5.452%	6/30/17	B+	666,125
496	Houghton Mifflin, Term Loan	7.250%	5/22/18	B	501,212
178	ServiceMaster Company, Delayed Term Loan	2.700%	7/24/14	Ba3	178,003
1,784	ServiceMaster Company, Term Loan	2.710%	7/24/14	Ba3	1,787,510
6,640	Total Commercial Services & Supplies				6,652,848

Nuveen Investments

JSD

Nuveen Short Duration Credit Opportunities Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Communications Equipment – 4.3% (2.9% of Total Investments)
$1,500	Alcatel-Lucent, Term Loan C, WI/DD	TBD	TBD	BB-	$1,520,625
1,000	CompuCom Systems, Inc., Term Loan, Second Lien	10.250%	10/04/19	B+	1,022,500
993	Genesys International Corporation, Term Loan B	6.750%	1/31/19	B+	1,003,045
2,970	Pharmaceutical Product Development Inc., Term Loan B, First Lien, WI/DD	TBD	TBD	Ba3	2,994,131
850	Riverbed Technology, Inc., Term Loan	4.000%	12/18/19	BBB-	861,156
1,166	Telesat Holdings, Inc., Term Loan B	4.250%	3/28/19	BB-	1,179,490
8,479	Total Communications Equipment				8,580,947
	Computers & Peripherals – 0.4% (0.3% of Total Investments)
800	SunGard Data Systems, Inc., Term Loan D	4.500%	1/31/20	BB	814,500
	Consumer Finance – 4.0% (2.7% of Total Investments)
750	Jackson Hewitt Tax Service, Inc., Term Loan	10.000%	10/16/17	B3	742,500
2,000	NES Rentals Holdings, Inc., Extended Term Loan, Second Lien	13.250%	10/20/14	Ba3	1,980,000
1,000	Residential Capital Corp, Term Loan A1	6.000%	11/18/13	Ba1	1,002,813
500	Residential Capital Corp, Term Loan A2	7.750%	11/18/13	BB	504,688
1,734	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	1,757,468
2,000	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B3	2,010,750
7,984	Total Consumer Finance				7,998,219
	Containers & Packaging – 0.6% (0.4% of Total Investments)
1,143	Reynolds Group Holdings, Inc., Term Loan	4.750%	9/28/18	B+	1,161,430
	Distributors – 1.5% (1.0% of Total Investments)
2,985	HD Supply, Inc., Term Loan	7.250%	10/12/17	B+	3,080,768
	Diversified Consumer Services – 2.8% (1.9% of Total Investments)
2,071	Cengage Learning Acquisitions, Inc., Term Loan, DD1	2.710%	7/03/14	CCC+	1,653,488
1,902	Brickman Group Holdings, Inc., Tranche B1, Term Loan	5.500%	10/14/16	B+	1,930,880
1,953	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	1,965,581
5,926	Total Diversified Consumer Services				5,549,949
	Diversified Financial Services – 2.5% (1.7% of Total Investments)
995	Ferrara Candy Company, Term Loan B	7.507%	6/18/18	B	1,009,925
1,500	Ocwen Financial Corporation, Term Loan B, WI/DD	TBD	TBD	B1	1,522,970
2,488	Sheridan Holdings, Inc., Term Loan, First Lien	6.000%	7/01/18	B+	2,528,959
4,983	Total Diversified Financial Services				5,061,854
	Electrical Equipment – 0.5% (0.3% of Total Investments)
1,000	Sensus Metering Systems, Inc., Term Loan, Second Lien	8.500%	5/09/18	B-	1,010,000
	Electronic Equipment & Instruments – 0.6% (0.4% of Total Investments)
1,474	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B+	1,260,056
	Food & Staples Retailing – 1.2% (0.8% of Total Investments)
898	BJ Wholesale Club, Inc., Term Loan, First Lien	5.750%	9/26/19	B	914,084
1,481	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B1	1,510,875
2,379	Total Food & Staples Retailing				2,424,959
	Food Products – 1.2% (0.8% of Total Investments)
1,500	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	1,527,657
959	Del Monte Foods Company, Term Loan	4.500%	3/08/18	Ba3	965,147
2,459	Total Food Products				2,492,804
	Health Care Equipment & Supplies – 2.5% (1.7% of Total Investments)
1,306	Hologic, Inc., Term Loan B	4.500%	8/01/19	BBB-	1,325,643
3,564	Kinetic Concepts, Inc., Term Loan C1	5.500%	5/04/18	Ba2	3,626,370
4,870	Total Health Care Equipment & Supplies				4,952,013

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Health Care Providers & Services – 14.0% (9.5% of Total Investments)
$956	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	$975,557
184	Community Health Systems, Inc., Extended Term Loan	3.811%	1/25/17	BB	186,375
983	CRC Health Corporation, Term Loan B3	8.500%	11/16/15	B+	985,946
3,000	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	3,038,037
883	Genesis Healthcare LLC, Term Loan, DD1	10.002%	12/03/17	B+	862,490
1,360	Gentiva Health Services, Inc., Term Loan B	6.500%	8/17/16	B1	1,375,970
3,155	Golden Living, Term Loan	5.000%	5/04/18	B1	3,036,308
1,000	HCA, Inc., Tranche B2, Term Loan	3.561%	3/31/17	BB	1,008,746
1,188	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB-	1,202,665
1,000	Heartland Dental Care, Inc., Term Loan, First Lien	6.250%	12/21/18	Ba3	1,008,750
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/20/19	CCC+	516,250
1,231	IASIS Healthcare LLC, Term Loan B	5.000%	5/03/18	Ba3	1,244,285
359	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	360,150
929	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	948,401
1,905	LifeCare Holdings, Inc., Term Loan Add On, (5)	0.000%	2/01/16	N/R	1,780,866
165	LifeCare, Term Loan, (5)	0.000%	2/01/16	N/R	154,480
834	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	839,742
997	National Mentor Holdings, Inc., Term Loan B	6.500%	2/09/17	B+	1,012,424
2,963	RegionalCare Hospital Partners Holdings Inc, Term Loan	8.000%	11/03/18	B	2,982,867
1,970	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	1,998,729
498	Select Medical Corporation, Tranche B, Term Loan A	5.500%	6/01/18	BB-	501,853
1,000	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B-	1,021,875
981	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	992,902
28,041	Total Health Care Providers & Services				28,035,668
	Health Care Technology – 1.5% (1.0% of Total Investments)
3,001	Emdeon Business Services LLC, Term Loan B1	5.000%	11/02/18	BB-	3,053,085
	Hotels, Restaurants & Leisure – 4.0% (2.7% of Total Investments)
2,355	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	2,384,622
2,497	CCM Merger, Inc. Term Loan	6.000%	3/01/17	B+	2,525,526
1,985	Landry's Restaraunts, Inc., Term Loan B	6.500%	4/24/18	B+	2,015,758
1,000	MGM Resorts International, Term Loan B	4.250%	12/20/19	BB	1,017,396
7,837	Total Hotels, Restaurants & Leisure				7,943,302
	Household Durables – 1.0% (0.7% of Total Investments)
1,000	AOT Bedding Super Holdings LLC, Term Loan B	5.000%	10/01/19	B+	1,013,958
882	Spectrum Brands, Inc., Term Loan	4.500%	12/17/19	Ba3	892,495
1,882	Total Household Durables				1,906,453
	Industrial Conglomerates – 4.0% (2.7% of Total Investments)
3,000	DuPont Performance Coatings, Dollar Term Loan B, WI/DD	TBD	TBD	B+	3,049,992
2,000	SRAM LLC, Term Loan, Second Lien	8.500%	12/07/18	B-	2,032,450
2,948	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B2	2,974,673
7,948	Total Industrial Conglomerates				8,057,115
	Insurance – 2.5% (1.7% of Total Investments)
1,000	Alliant Holdings I LLC, Initial Term Loan B, First Lien	5.000%	12/20/19	B1	1,011,250
1,000	Cunningham Lindsey Group, Ltd., Term Loan, First Lien	5.000%	12/10/19	Ba3	1,018,750
2,000	USI Holdings Corporation, Term Loan B	5.250%	12/14/19	B1	2,023,334
988	Vantage Drilling Company, Term Loan B	6.250%	10/18/17	B-	999,844
4,988	Total Insurance				5,053,178
	Internet & Catalog Retail – 1.4% (0.9% of Total Investments)
2,750	EIG Investors Corp., Term Loan, First Lien	6.250%	11/09/19	B1	2,777,500
	Internet Software & Services – 5.5% (3.7% of Total Investments)
1,000	Ancestry.com, Inc., Initial Term Loan B	7.000%	12/28/18	B+	1,002,143
1,995	Sabre, Inc., Incremental Term Loan	7.250%	12/29/17	B1	2,031,574
1,484	Sabre, Inc., Extended Term Loan, First Lien	5.952%	9/30/17	B1	1,505,403

Nuveen Investments

JSD

Nuveen Short Duration Credit Opportunities Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Internet Software & Services (continued)
$2,000	San Juan Cable LLC, Term Loan, Second Lien	10.000%	6/09/18	CCC+	$2,047,500
2,976	SSI Investments II, Ltd., New Term Loan	5.000%	5/26/17	Ba3	3,027,616
1,330	Web.com Group, Inc., Term Loan, First Lien	5.500%	10/27/17	Ba3	1,350,476
10,785	Total Internet Software & Services				10,964,712
	IT Services – 5.5% (3.7% of Total Investments)
374	Booz Allen Hamilton, Inc., Term Loan B	4.500%	7/31/19	BB	379,440
1,500	EIG Investors Corp., Term Loan, Second Lien	10.250%	5/09/20	CCC+	1,503,750
1,524	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B+	1,335,951
295	Sabre, Inc., New Extended Term Loan	5.952%	12/29/17	B1	298,632
1,258	SRA International, Term Loan	6.500%	7/20/18	B1	1,253,290
2,402	VFH Parent LLC, Term Loan	7.500%	7/08/16	Ba1	2,419,989
205	Web.com, Term Loan, Second Lien	11.000%	10/27/18	B3	211,410
3,483	Zayo Group LLC, Term Loan B	5.250%	7/02/19	B1	3,532,871
11,041	Total IT Services				10,935,333
	Leisure Equipment & Products – 1.6% (1.1% of Total Investments)
1,646	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	1,664,673
1,500	Equinox Holdings, Inc., Term Loan, First Lien, WI/DD	TBD	TBD	B1	1,522,500
3,146	Total Leisure Equipment & Products				3,187,173
	Machinery – 0.7% (0.4% of Total Investments)
500	Navistar International Corporation, Term Loan B	7.000%	8/17/17	Ba2	508,250
792	Rexnord Corporation, Inc., Term Loan B Refinancing	4.500%	4/01/18	BB	801,321
1,292	Total Machinery				1,309,571
	Media – 7.1% (4.8% of Total Investments)
552	Atlantic Broadband Finance LLC, Term Loan B	4.500%	9/20/19	BB	560,553
582	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan	5.710%	7/04/17	CCC+	424,560
993	Charter Communications Operating Holdings LLC, Term Loan D	4.000%	5/15/19	Baa3	1,008,256
989	Cumulus Media, Inc., Term Loan B, First Lien	4.500%	9/18/18	Ba2	997,875
1,000	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	1,041,250
750	Entercom Communications, Inc., Term Loan B1	5.012%	11/23/18	BB-	758,935
985	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B+	1,002,592
2,000	Tribune Company, Exit Term Loan B	4.000%	12/17/19	BB+	2,020,000
2,571	UPC Broadband Holding BV, Term Loan AF	4.000%	1/31/21	BB-	2,589,108
3,741	WideOpenWest Finance LLC, Term Loan B	6.250%	7/12/18	B1	3,791,931
14,163	Total Media				14,195,060
	Metals & Mining – 0.6% (0.4% of Total Investments)
1,273	FMG Resources, Ltd., Term Loan B	5.250%	10/18/17	BB+	1,292,642
	Multiline Retail – 0.3% (0.2% of Total Investments)
563	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	570,643
	Oil, Gas & Consumable Fuels – 4.4% (3.0% of Total Investments)
987	CCS Income Trust, Term Loan	3.208%	11/14/14	B1	987,013
1,234	Buffalo Gulf Coast Terminals, Term Loan B	5.250%	10/31/17	BB+	1,259,094
742	CCS Income Trust, Delayed Term Loan	3.208%	11/14/14	B	742,328
719	Crestwood Holdings, Inc., Term Loan B	9.750%	3/26/18	CCC+	732,654
1,000	El Paso Corporation, Tranche B1, Term Loan	5.000%	5/24/18	Ba3	1,013,125
2,116	Gibson Energy ULC, Term Loan B	4.750%	5/18/18	BB-	2,155,369
1,000	Plains Exploration and Production Company, Term Loan	4.000%	10/15/19	Ba1	1,006,425
833	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B1	844,792
8,631	Total Oil, Gas & Consumable Fuels				8,740,800
	Personal Products – 1.5% (1.0% of Total Investments)
3,000	Bombardier Recreational Products, Inc., Term Loan B, WI/DD	TBD	TBD	Ba1	3,037,233

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Pharmaceuticals – 6.9% (4.7% of Total Investments)
$2,985	Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	$3,024,178
1,941	ConvaTec Healthcare, Incremental Term Loan B	5.000%	12/22/16	Ba3	1,971,184
867	Generic Drug Holdings, Inc., Term Loan B	6.000%	10/29/19	B+	881,486
1,970	Quintiles Transnational Corp., Term Loan B2	4.500%	6/08/18	BB-	1,997,909
1,000	Therakos, Inc., Term Loan, First Lien	7.500%	1/18/18	B	980,000
2,244	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D	4.250%	2/13/19	BBB-	2,278,391
268	Warner Chilcott Company LLC, Term Loan B1 Additional	4.250%	3/15/18	BBB-	271,486
707	Warner Chilcott Corporation, Term Loan B1	4.250%	3/15/18	BBB-	714,867
218	Warner Chilcott Corporation, Term Loan B2	4.250%	3/15/18	BBB-	221,009
486	Warner Chilcott Corporation, Term Loan B3	4.250%	3/15/18	BBB-	491,471
813	Warner Chilcott Corporation, Term Loan B4	3.247%	8/15/17	BBB-	815,547
163	Warner Chilcott Corporation, Term Loan B5	3.247%	8/20/17	BBB-	163,109
13,662	Total Pharmaceuticals				13,810,637
	Real Estate Investment Trust – 1.1% (0.7% of Total Investments)
119	iStar Financial, Inc., Term Loan, Tranche A1	5.250%	3/19/16	BB-	121,404
1,881	iStar Financial, Inc., Term Loan	5.750%	10/15/17	BB-	1,915,930
119	Realogy Corporation, Synthetic Letter of Credit	4.476%	10/10/16	B+	120,461
2,119	Total Real Estate Investment Trust				2,157,795
	Real Estate Management & Development – 2.0% (1.4% of Total Investments)
1,829	Realogy Corporation, Delayed Term Loan	4.456%	10/10/16	B+	1,843,375
2,180	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	2,197,454
4,009	Total Real Estate Management & Development				4,040,829
	Road & Rail – 1.0% (0.7% of Total Investments)
1,436	Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/21/17	BB	1,455,753
499	Avis Budget Car Rental LLC, Term Loan, Tranche C	4.250%	3/15/19	Ba1	504,460
1,935	Total Road & Rail				1,960,213
	Semiconductors & Equipment – 1.6% (1.1% of Total Investments)
894	Microsemi Corporation, Term Loan B, First Lien	4.000%	2/02/18	BB	901,850
1,000	NXP Semiconductor LLC, Incremental Term Loan C	4.750%	12/06/19	B+	1,014,688
1,185	NXP Semiconductor LLC, Tranche A2, Term Loan	5.500%	3/03/17	B+	1,211,293
3,079	Total Semiconductors & Equipment				3,127,831
	Software – 9.6% (6.5% of Total Investments)
2,387	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	2,418,478
908	Blackboard, Inc., Term Loan B2	6.250%	1/31/18	B+	835,052
875	Datatel Parent Corp, Term Loan B	6.250%	7/19/18	B+	881,901
985	Eagle Parent, Inc., Term Loan	5.000%	5/16/18	Ba3	994,850
3,483	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	3,538,242
908	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	903,823
3,800	IPC Systems, Inc., Term Loan, Second Lien	5.452%	6/01/15	CCC	3,477,000
2,743	Misys PLC, Term Loan, First Lien	7.250%	12/12/18	Ba3	2,792,844
800	RedPrairie Corporation, Term Loan, First Lien	6.750%	12/21/18	B+	808,889
731	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B1	5.000%	6/07/19	BB-	740,531
76	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B2	5.000%	6/07/19	BB-	76,819
1,000	Vertafore, Inc., Term Loan, Second Lien	9.750%	10/29/17	CCC+	1,017,083
734	Vertafore, Inc., Term Loan	5.250%	7/29/16	B+	743,563
19,430	Total Software				19,229,075
	Specialty Retail – 2.6% (1.7% of Total Investments)
914	Collective Brands, Inc., Term Loan B	7.250%	10/09/19	B1	928,853
1,060	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	1,066,529
248	Lord & Taylor Holdings LLC, Term Loan	5.750%	1/11/19	BB	250,960
1,384	Party City Corporation, Term Loan	5.750%	7/27/19	B1	1,403,061
1,429	Tempur-Pedic International, Inc., Term Loan B, WI/DD	TBD	TBD	BB	1,454,591
5,035	Total Specialty Retail				5,103,994
Nuveen Investments

JSD

Nuveen Short Duration Credit Opportunities Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Textiles, Apparel & Luxury Goods – 1.0% (0.7% of Total Investments)
$1,250	Philips Van Heusen Term Loan B, WI/DD	TBD	TBD	BBB-	$1,261,715
641	Wolverine World Wide, Inc., Tranche B, Term Loan	4.000%	7/31/19	Ba2	649,130
1,891	Total Textiles, Apparel & Luxury Goods				1,910,845
	Trading Companies & Distributors – 0.4% (0.3% of Total Investments)
846	Wesco Distribution, Inc., Term Loan B	4.500%	12/04/19	Ba3	857,435
	Wireless Telecommunication Services – 3.3% (2.2% of Total Investments)
1,200	Avaya, Inc., Term Loan B5	8.000%	3/31/18	B1	1,212,372
4,216	Clear Channel Communications, Inc., Tranche B, Term Loan	3.852%	1/29/16	CCC+	3,670,091
1,747	Presidio, Inc., New Term Loan	5.750%	3/31/17	Ba3	1,754,044
7,163	Total Wireless Telecommunication Services				6,636,507
$246,389	Total Variable Rate Senior Loan Interests (cost $241,322,817)				247,000,140
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 17.0% (11.5% of Total Investments)
	Commercial Services & Supplies – 0.3% (0.2% of Total Investments)
$500	Ceridian Corporation	11.250%	11/15/15	CCC	$506,250
	Communications Equipment – 0.8% (0.5% of Total Investments)
1,500	Avaya Inc., 144A	9.000%	4/01/19	B1	1,548,750
	Diversified Telecommunication Services – 1.1% (0.7% of Total Investments)
2,000	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	2,120,000
	Health Care Equipment & Supplies – 1.8% (1.2% of Total Investments)
2,700	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	2,889,000
625	Rotech Healthcare Inc.	10.750%	10/15/15	B3	625,000
3,325	Total Health Care Equipment & Supplies				3,514,000
	Health Care Providers & Services – 2.4% (1.6% of Total Investments)
2,000	HCA Inc.	8.500%	4/15/19	BB+	2,225,000
500	Select Medical Corporation	6.494%	9/15/15	B-	498,750
1,000	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	1,060,000
1,000	Wolverine Healthcare Analytics, 144A	10.625%	6/01/20	CCC+	1,105,000
4,500	Total Health Care Providers & Services				4,888,750
	Hotels, Restaurants & Leisure – 0.5% (0.4% of Total Investments)
1,000	Harrah's Operating Company, Inc.	11.250%	6/01/17	B	1,070,000
	Household Products – 1.4% (0.9% of Total Investments)
2,500	Spectrum Brands Inc.	9.500%	6/15/18	Ba3	2,828,125
	Machinery – 0.3% (0.2% of Total Investments)
700	Trinseo Materials Operating, 144A	8.750%	2/01/19	B+	693,000
	Media – 1.9% (1.3% of Total Investments)
500	AMC Networks Inc.	7.750%	7/15/21	BB-	571,250
663	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	628,193
1,000	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	960,000
2,000	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC-	1,565,000
4,163	Total Media				3,724,443
	Metals & Mining – 0.5% (0.4% of Total Investments)
1,100	Molycorp Inc., 144A	10.000%	6/01/20	B3	1,100,000

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Oil, Gas & Consumable Fuels – 1.1% (0.8% of Total Investments)
$2,000	Chaparral Energy Inc.	9.875%	10/01/20	B-	$2,295,000
	Pharmaceuticals – 2.7% (1.8% of Total Investments)
1,000	Jaguar Holding Company I, 144A	9.375%	10/15/17	CCC+	1,060,000
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	2,120,000
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	537,500
1,500	Warner Chilcott Company LLC	7.750%	9/15/18	BB-	1,620,000
5,000	Total Pharmaceuticals				5,337,500
	Software – 1.9% (1.3% of Total Investments)
2,550	Infor Us Inc.	11.500%	7/15/18	B-	3,002,625
750	Infor Us Inc.	9.375%	4/01/19	B-	847,500
3,300	Total Software				3,850,125
	Specialty Retail – 0.3% (0.2% of Total Investments)
500	99 Cents Only Stores	11.000%	12/15/19	CCC+	573,125
$32,088	Total Corporate Bonds (cost $30,982,432)				34,049,068
Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 7.3% (5.0% of Total Investments)
$14,624	Repurchase Agreement with State Street Bank, dated 1/31/13, repurchase price $14,624,466, collateralized by $15,090,000 U.S. Treasury Notes, 0.500%, due 7/31/17, value $14,917,883	0.010%	2/01/13		$14,624,462
	Total Short-Term Investments (cost $14,624,462)				14,624,462
	Total Investments (cost $286,929,711) – 147.8%				295,673,670
	Borrowings – (42.5)% (6), (7)				(85,000,000)
	Other Assets Less Liabilities – (5.3)% (8)				(10,574,809)
	Net Assets Applicable to Common Shares – 100%				$200,098,861

Investments in Derivatives as of January 31, 2013

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (8)
Barclays PLC	$17,500,000	Receive	1-Month USD-LIBOR	1.143%	Monthly	9/15/16	$(343,814)
Morgan Stanley	17,500,000	Receive	1-Month USD-LIBOR	0.588	Monthly	9/15/14	(89,399)
Morgan Stanley	17,500,000	Receive	1-Month USD-LIBOR	1.659	Monthly	9/15/18	(544,695)
							$(977,908)

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (9)	Current Credit Spread (10)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation) (8)
Citibank N.A.	Best Buy Co., Inc.	Buy	8.55%	$500,000	5.000%	3/20/18	$61,167	$(32,583)
Credit Suisse	Delhaize America, LLC	Buy	2.33	1,000,000	1.000	3/20/18	60,035	(17,769)
Credit Suisse	Hewlett-Packard Company	Buy	2.60	4,000,000	1.000	3/20/18	287,420	(110,219)
Morgan Stanley	Kohl's Corporation	Buy	2.56	3,000,000	1.000	3/20/18	211,105	33,258
Morgan Stanley	The Kroger Co.	Buy	1.03	2,000,000	1.000	3/20/18	257	(6,727)
								$(134,040)

Nuveen Investments

JSD

Nuveen Short Duration Credit Opportunities Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2)  Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

  (3)  Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

  (4)  Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

    Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

  (5)  At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund's Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

  (6)  Borrowings as a percentage of Total Investments is 28.7%.

  (7)  The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

  (8)  Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

  (9)  The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

  (10)  The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

  N/R  Not rated.

  N/A  Not applicable.

  DD1  Portion of investment purchased on a delayed delivery basis.

  WI/DD  Purchased on a when-issued or delayed delivery basis.

  144A  Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

  TBD  Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

  USD-LIBOR  United States Dollar—London Inter-Bank Offered Rate.

    See accompanying notes to financial statements.

Nuveen Investments

Statement of

ASSETS & LIABILITIES

January 31, 2013 (Unaudited)

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Assets
Investments, at value (cost $368,401,321, $904,462,064, $601,553,343 and $286,929,711, respectively)	$371,932,696	$915,810,665	$609,930,508	$295,673,670
Cash	1,474,351	2,586,916	1,450,001	804,001
Credit default swaps premiums paid	—	—	—	754,024
Unrealized appreciation on credit default swaps, net	—	—	—	26,531
Receivables:
Interest	2,089,766	4,870,947	3,591,768	1,888,874
Investments sold	11,632,812	31,928,521	12,657,650	9,607,609
Matured senior loans	319,533	170,688	209,106	—
Shares sold through shelf offering	1,973,482	2,883,574	—	—
Other assets	152,647	214,357	134,913	52,958
Total assets	389,575,287	958,465,668	627,973,946	308,807,667
Liabilities
Borrowings	100,000,000	249,200,000	159,900,000	85,000,000
Unrealized depreciation on:
Credit default swaps	—	—	—	160,571
Interest rate swaps	1,246,485	3,333,062	1,976,678	977,908
Payables:
Investments purchased	25,244,632	58,593,738	37,721,819	20,942,653
Common share dividends	1,551,663	3,815,655	2,687,328	1,256,262
Accrued expenses:
Interest on borrowings	18,788	55,190	30,043	54,942
Management fees	246,051	600,466	399,678	197,383
Trustees fees	57,483	90,661	55,456	5,354
Shelf offering costs	90,891	12,650	77,182	5,000
Other	246,886	414,614	298,464	108,733
Total liabilities	128,702,879	316,116,036	203,146,648	108,708,806
Net assets applicable to Common shares	$260,872,408	$642,349,632	$424,827,298	$200,098,861
Common shares outstanding	35,416,252	51,717,337	34,359,373	10,039,733
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$7.37	$12.42	$12.36	$19.93
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$354,163	$517,173	$343,594	$100,397
Paid-in surplus	300,103,249	722,287,909	473,433,438	191,278,959
Undistributed (Over-distribution of) net investment income	340,767	1,323,564	765,407	631,768
Accumulated net realized gain (loss)	(42,210,661)	(89,794,553)	(56,115,628)	455,726
Net unrealized appreciation (depreciation)	2,284,890	8,015,539	6,400,487	7,632,011
Net assets applicable to Common shares	$260,872,408	$642,349,632	$424,827,298	$200,098,861
Authorized shares:
Common	Unlimited	Unlimited	Unlimited	Unlimited
Preferred	Unlimited	Unlimited	Unlimited	Unlimited

See accompanying notes to financial statements.

Nuveen Investments

Statement of

OPERATIONS

Six Months Ended January 31, 2013 (Unaudited)

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Investment Income
Interest and dividends	$11,416,516	$28,246,268	$19,210,516	$9,585,314
Fees	765,302	1,322,826	1,093,875	766,860
Other	16,527	8,828	10,816	—
Total investment income	12,198,345	29,577,922	20,315,207	10,352,174
Expenses
Management fees	1,417,264	3,469,128	2,279,164	1,168,085
Shareholder servicing agent fees and expenses	1,429	503	237	92
Interest expense on borrowings	614,567	1,530,078	980,568	515,692
Custodian fees and expenses	74,658	145,886	101,841	59,512
Trustees fees and expenses	6,761	16,795	10,902	5,488
Professional fees	75,899	86,213	80,746	7,625
Shareholder reporting expenses	52,268	77,406	61,240	9,409
Stock exchange listing fees	7,575	8,922	4,821	4,250
Investor relations expense	19,006	43,007	26,739	4,664
Other expenses	9,131	13,545	9,795	5,592
Total expenses	2,278,558	5,391,483	3,556,053	1,780,409
Net investment income (loss)	9,919,787	24,186,439	16,759,154	8,571,765
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(3,433,983)	2,627,970	2,051,583	1,562,761
Swaps	(284,848)	(761,676)	(451,713)	(223,912)
Change in net unrealized appreciation (depreciation) of: Investments	13,011,084	25,914,271	15,952,280	3,970,702
Swaps	286,830	766,976	454,856	(434,638)
Net realized and unrealized gain (loss)	9,579,083	28,547,541	18,007,006	4,874,913
Net increase (decrease) in net assets applicable to Common shares from operations	$19,498,870	$52,733,980	$34,766,160	$13,446,678

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (Unaudited)

	Senior Income (NSL)		Floating Rate Income (JFR)
	Six Months Ended 1/31/13	Year Ended 7/31/12	Six Months Ended 1/31/13	Year Ended 7/31/12
Operations
Net investment income (loss)	$9,919,787	$18,487,319	$24,186,439	$48,964,335
Net realized gain (loss) from: Investments	(3,433,983)	304,709	2,627,970	(1,234,209)
Swaps	(284,848)	(569,750)	(761,676)	(1,523,493)
Change in net unrealized appreciation (depreciation) of: Investments	13,011,084	(1,863,555)	25,914,271	(7,489,327)
Swaps	286,830	(584,340)	766,976	(1,567,786)
Net increase (decrease) in net assets applicable to Common shares from operations	19,498,870	15,774,383	52,733,980	37,149,520
Distributions to Common Shareholders
From net investment income	(10,027,883)	(17,332,787)	(26,144,330)	(46,152,786)
From accumulated net realized gains	—	—	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(10,027,883)	(17,332,787)	(26,144,330)	(46,152,786)
Capital Share Transactions
Common shares:
Proceeds from shelf offering, net of offering costs	19,408,813	5,291,150	43,283,828	648,718
Net proceeds from shares issued to shareholders due to reinvestment of distributions	126,652	147,415	358,262	53,039
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	19,535,465	5,438,565	43,642,090	701,757
Net increase (decrease) in net assets applicable to Common shares	29,006,452	3,880,161	70,231,740	(8,301,509)
Net assets applicable to Common shares at the beginning of period	231,865,956	227,985,795	572,117,892	580,419,401
Net assets applicable to Common shares at the end of period	$260,872,408	$231,865,956	$642,349,632	$572,117,892
Undistributed (Over-distribution of) net investment income at the end of period	$340,767	$448,863	$1,323,564	$3,281,455

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (Unaudited) (continued)

	Floating Rate Income Opportunity (JRO)		Short Duration Credit Opportunities (JSD)
	Six Months Ended 1/31/13	Year Ended 7/31/12	Six Months Ended 1/31/13	Year Ended 7/31/12
Operations
Net investment income (loss)	$16,759,154	$34,745,909	$8,571,765	$15,645,842
Net realized gain (loss) from: Investments	2,051,583	(2,142,143)	1,562,761	(450,347)
Swaps	(451,713)	(903,510)	(223,912)	(312,485)
Change in net unrealized appreciation (depreciation) of: Investments	15,952,280	(3,638,774)	3,970,702	3,994,309
Swaps	454,856	(926,647)	(434,638)	(677,310)
Net increase (decrease) in net assets applicable to Common shares from operations	34,766,160	27,134,835	13,446,678	18,200,009
Distributions to Common Shareholders
From net investment income	(18,590,428)	(30,865,165)	(8,316,035)	(14,029,738)
From accumulated net realized gains	—	—	(749,442)	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(18,590,428)	(30,865,165)	(9,065,477)	(14,029,738)
Capital Share Transactions
Common shares:
Proceeds from shelf offering, net of offering costs	38,522,198	8,615,279	—	—
Net proceeds from shares issued to shareholders due to reinvestment of distributions	190,765	171,001	552,860	126,221
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	38,712,963	8,786,280	552,860	126,221
Net increase (decrease) in net assets applicable to Common shares	54,888,695	5,055,950	4,934,061	4,296,492
Net assets applicable to Common shares at the beginning of period	369,938,603	364,882,653	195,164,800	190,868,308
Net assets applicable to Common shares at the end of period	$424,827,298	$369,938,603	$200,098,861	$195,164,800
Undistributed (Over-distribution of) net investment income at the end of period	$765,407	$2,596,681	$631,768	$376,038

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CASH FLOWS

Six Months Ended January 31, 2013 (Unaudited)

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$19,498,870	$52,733,980	$34,766,160	$13,446,678
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(131,314,337)	(303,199,621)	(218,821,354)	(104,163,893)
Proceeds from sales and maturities of investments	118,225,354	275,000,107	190,356,436	100,111,961
Payment-in-kind distributions	(52,600)	(81,290)	(10,161)	(32,837)
Proceeds from (Purchases of) short-term investments, net	(10,407,965)	(28,184,942)	(23,458,111)	(4,019,761)
Proceeds from (Payments for) swap contracts, net	(284,848)	(761,676)	(451,713)	(223,912)
Amortization (Accretion) of premiums and discounts, net	(1,723,632)	(5,674,984)	(4,018,129)	(683,349)
(Increase) Decrease in:
Credit default swaps premiums paid	—	—	—	551,473
Receivable for interest	(233,559)	(588,399)	(354,797)	(340,865)
Receivable for investments sold	(8,489,262)	(25,737,408)	(7,345,268)	(4,002,359)
Receivable for matured senior loans	184,437	1,304,384	774,275	—
Receivable for shares sold through shelf offering	(1,973,482)	(2,675,084)	191,034	—
Other assets	(7,745)	38,635	23,646	(41,741)
Increase (Decrease) in:
Payable for investments purchased	18,792,444	51,640,062	27,646,225	11,986,483
Payable for unfunded senior loans	(2,075,000)	(3,400,000)	(1,825,000)	—
Accrued interest on borrowings	(21,189)	(32,266)	(33,880)	36,824
Accrued management fees	15,803	37,732	64,878	2,723
Accrued trustees fees	(2,888)	8,584	5,668	2,949
Accrued other expenses	17,270	19,560	10,671	(58,937)
Net realized (gain) loss from:
Investments	3,433,983	(2,627,970)	(2,051,583)	(1,562,761)
Swaps	284,848	761,676	451,713	223,912
Change in net unrealized (appreciation) depreciation of:
Investments	(13,011,084)	(25,914,271)	(15,952,280)	(3,970,702)
Swaps	(286,830)	(766,976)	(454,856)	434,638
Proceeds from litigation settlement	10,785	20,019	2,593	—
Net cash provided by (used in) operating activities	(9,420,627)	(18,080,148)	(20,483,833)	7,696,524
Cash Flows from Financing Activities:
Increase (Decrease) in accrued shelf offering costs	78,891	(5,641)	62,107	5,000
Cash distributions paid to Common shareholders	(9,814,077)	(25,458,038)	(18,100,471)	(8,411,929)
Proceeds from shelf offering, net of offering costs	19,408,813	43,283,828	38,522,198	—
Net cash provided by (used in) financing activities	9,673,627	17,820,149	20,483,834	(8,406,929)
Net Increase (Decrease) in Cash	253,000	(259,999)	1	(710,405)
Cash at the beginning of period	1,221,351	2,846,915	1,450,000	1,514,406
Cash at the End of Period	$1,474,351	$2,586,916	$1,450,001	$804,001

Supplemental Disclosure of Cash Flow Information

Cash paid by Senior Income (NSL), Floating Rate Income (JFR), Floating Rate Income Opportunity (JRO) and Short Duration Credit Opportunities (JSD) for interest on borrowings during the six months ended January 31, 2013, was $539,673, $1,324,339, $861,948 and $436,180, respectively.

Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $126,652, $358,262, $190,765 and $552,860 for Senior Income (NSL), Floating Rate Income (JFR), Floating Rate Income Opportunity (JRO) and Short Duration Credit Opportunities (JSD), respectively.

See accompanying notes to financial statements.

Nuveen Investments

Financial

HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Preferred Share- holders(b)	Distributions from Accumulated Net Realized Gains to Preferred Share- holders(b)	Total	From Net Investment Income to Common Share- holders	From Accumulated Net Realized Gains to Common Share- holders	Total	Offering Costs and Preferred Share Underwriting Discounts		Discount from Shares Repurchased and Retired		Premium from Common Shares Sold through Shelf Offering		Ending Common Share Net Asset Value	Ending Market Value
Senior Income (NSL)
Year Ended 7/31:
2013(h)	$7.07	$.29	$.23	$—	$—	$.52	$(.30)	$—	$(.30)	$—	*	$—		$.08		$7.37	$7.79
2012	7.12	.57	(.10)	—	—	0.47	(.54)	—	(.54)	—		—		.02		7.07	7.29
2011	6.81	.64	.09	—	—	0.73	(.49)	—	(.49)	—		—		.07		7.12	6.99
2010	5.70	.37	1.20	— *	—	1.57	(.46)	—	(.46)	—		—		—		6.81	6.95
2009	7.18	.45	(1.46)	(.02)	—	(1.03)	(.45)	—	(.45)	—		—		—		5.70	5.15
2008	8.00	.72	(.83)	(.07)	—	(.18)	(.64)	—	(.64)	—		—		—		7.18	6.18
Floating Rate Income (JFR)
Year Ended 7/31:
2013(h)	11.87	.49	.52	—	—	1.01	(.53)	—	(.53)	—		—		.07		12.42	12.81
2012	12.06	1.02	(.25)	—	—	.77	(.96)	—	(.96)	—		—		—	*	11.87	11.78
2011	11.47	1.07	.19	—	—	1.26	(.69)	—	(.69)	—		—		.02		12.06	11.41
2010	9.76	.82	1.47	— *	—	2.29	(.58)	—	(.58)	—		—	*	—		11.47	11.20
2009	11.83	.71	(2.07)	(.07)	—	(1.43)	(.64)	—	(.64)	—		—	*	—		9.76	8.37
2008	13.08	1.40	(1.20)	(.37)	—	(.17)	(1.08)	—	(1.08)	—		—		—		11.83	10.19

(a)  Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)  The amounts shown are based on Common share equivalents.

(c)  Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

  Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(d)  • Ratios do not reflect the effect of dividend payments to Preferred shareholders, where applicable.

  • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Preferred shares and/or borrowings, where applicable.

  • Each ratio includes the effect of all interest expense paid and other costs related to borrowings, where applicable, as follows:

Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares			Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares
Senior Income (NSL)			Floating Rate Income (JFR)
Year Ended 7/31:			Year Ended 7/31:
2013(h)	.50	%**	2013(h)	.50	%**
2012	.47		2012	.51
2011	.49		2011	.52
2010	.86		2010	.78
2009	1.83		2009	1.64
2008	2.26		2008	.35

Nuveen Investments

			Ratios/Supplemental Data
	Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(d)(e)			Preferred Shares at the End of Period			Borrowings at the End of Period
	Based on Market Value(c)	Based on Common Share Net Asset Value(c)	Ending Net Assets Applicable to Common Shares (000)	Expenses		Net Investment Income (Loss)(f)		Expenses	Net Investment Income (Loss)(f)	Portfolio Turnover Rate	Aggregate Amount Outstanding (000)	Liquidation and Market Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000
Senior Income (NSL)
Year Ended 7/31:
2013(h)	11.28%	8.59%	$260,872	1.86	%**	8.08	%**	N/A	N/A	37%	$—	$—	$—	$100,000	$3,609
2012	12.78	7.34	231,866	1.82		8.34		N/A	N/A	64	—	—	—	100,000	3,319
2011	7.72	12.01	227,986	1.78		8.99		N/A	N/A	100	—	—	—	73,950	4,083
2010	44.83	28.15	203,261	2.18		5.61		2.17%	5.62%	68	—	—	—	73,950	3,749
2009	(6.83)	(12.25)	169,917	3.50		9.39		3.39	9.50	48	26,000	25,000	188,381	32,900	6,955
2008	(16.31)	(2.32)	214,311	3.88		9.38		3.69	9.57	50	46,000	25,000	141,473	90,000	3,892
Floating Rate Income (JFR)
Year Ended 7/31:
2013(h)	13.50	9.32	642,350	1.78	**	7.97	**	N/A	N/A	35	—	—	—	249,200	3,578
2012	12.43	6.91	572,118	1.79		8.72		1.72	8.80	57	—	—	—	249,200	3,296
2011	7.96	11.31	580,419	1.72		8.74		1.54	8.92	99	—	—	—	197,740	3,935
2010	41.48	23.85	542,456	2.03		7.14		1.74	7.42	51	—	—	—	197,740	3,743
2009	(9.82)	(10.37)	463,026	3.25		8.27		2.79	8.74	38	105,000	25,000	135,244	38,500	15,754
2008	(13.07)	(1.43)	560,473	2.04		10.71		1.50	11.25	30	165,000	25,000	109,920	235,000	4,087

(e)  After expense reimbursement from the Adviser, where applicable. As of October 31, 2009, the Adviser is no longer reimbursing Senior Income (NSL) for any fees or expenses. As of March 31, 2012, the Adviser is no longer reimbursing Floating Rate Income (JFR) for any fees or expenses.

(f)  Each Ratio of Net Investment Income (Loss) includes the effect of the increase (decrease) of the net realizable value of the receivable for matured senior loans as described in Footnote 1—General Information and Significant Accounting Policies, Matured Senior Loans. The increase (decrease) to the Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares were as follows:

Increase (Decrease) to Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares(g)			Increase (Decrease) to Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares(g)
Senior Income (NSL)			Floating Rate Income (JFR)
Year Ended 7/31:			Year Ended 7/31:
2013(h)	.01	%**	2013(h)	—	%***
2012	(.01)		2012	.01
2011	.02		2011	.02
2010	.09		2010	.08
2009	—		2009	—
2008	—		2008	—

(g)  The Fund had no matured senior loans prior to the fiscal year ended July 31, 2010.

(h)  For the six months ended January 31, 2013.

*  Rounds to less than $.01 per share.

**  Annualized.

***  Annualized and rounds to less than .01%.

N/A  The Fund no longer has a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments

Financial

HIGHLIGHTS (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Preferred Share- holders(b)	Distributions from Accumulated Net Realized Gains to Preferred Share- holders(b)	Total	From Net Investment Income to Common Share- holders	From Accumulated Net Realized Gains to Common Share- holders	Total	Offering Costs and Preferred Share Underwriting Discounts		Discount from Shares Repurchased and Retired		Premium from Common Shares Sold through Shelf Offering	Ending Common Share Net Asset Value	Ending Market Value
Floating Rate Income Opportunity (JRO)
Year Ended 7/31:
2013(i)	$11.84	$.52	$.47	$—	$—	$.99	$(.57)	$—	$(.57)	$—	*	$—		$.10	$12.36	$13.22
2012	11.96	1.13	(.26)	—	—	.87	(1.01)	—	(1.01)	—		—		.02	11.84	12.09
2011	11.34	1.12	.22	—	—	1.34	(.79)	—	(.79)	—		—		.07	11.96	11.46
2010	9.54	1.01	1.50	— *	—	2.51	(.71)	—	(.71)	—		—	*	—	11.34	11.64
2009	11.75	.73	(2.15)	(.07)	—	(1.49)	(.72)	—	(.72)	—		—	*	—	9.54	8.35
2008	13.14	1.41	(1.29)	(.37)	—	(.25)	(1.14)	—	(1.14)	—		—		—	11.75	10.06
Short Duration Credit Opportunities (JSD)
Year Ended 7/31:
2013(i)	19.49	.85	.49	—	—	1.34	(.83)	(.07)	(.90)	—		—		—	19.93	20.62
2012	19.08	1.56	.25	—	—	1.81	(1.40)	—	(1.40)	—		—		—	19.49	19.54
2011(g)	19.10	.05	.08	—	—	.13	(.11)	—	(.11)	(.04)		—		—	19.08	18.37

(a)  Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)  The amounts shown are based on Common share equivalents.

(c)  Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

  Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(d)  • Ratios do not reflect the effect of dividend payments to Preferred shareholders, where applicable.

  • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Preferred shares and/or borrowings, where applicable.

  • Each ratio includes the effect of all interest expense and other costs related to borrowings, where applicable, as follows:

Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares			Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares
Floating Rate Income Opportunity (JRO)			Short Duration Credit Opportunities (JSD)
Year Ended 7/31:			Year Ended 7/31:
2013(i)	.49	%**	2013(i)	.52	%**
2012	.47		2012	.47
2011	.49		2011(g)	—
2010	.86
2009	1.65
2008	.35

Nuveen Investments

			Ratios/Supplemental Data
	Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(d)(e)			Preferred Shares at the End of Period			Borrowings at the End of Period
	Based on Market Value(c)	Based on Common Share Net Asset Value(c)	Ending Net Assets Applicable to Common Shares (000)	Expenses		Net Investment Income (Loss)(f)		Expenses	Net Investment Income (Loss)(f)	Portfolio Turnover Rate	Aggregate Amount Outstanding (000)	Liquidation and Market Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000
Floating Rate Income Opportunity (JRO)
Year Ended 7/31:
2013(i)	14.51%	9.46%	$424,827	1.79	%**	8.44	%**	N/A	N/A	37%	$—	$—	$—	$159,900	$3,657
2012	15.20	8.03	369,939	1.74		9.75		1.65%	9.85%	85	—	—	—	159,900	3,314
2011	5.20	12.77	364,883	1.75		9.19		1.56	9.38	101	—	—	—	117,270	4,111
2010	49.00	26.66	322,136	2.14		8.95		1.84	9.25	58	—	—	—	117,270	3,747
2009	(7.35)	(10.57)	271,125	3.35		8.74		2.86	9.23	41	60,000	25,000	137,969	37,350	9,865
2008	(14.88)	(1.99)	334,040	2.06		10.88		1.55	11.38	33	100,000	25,000	108,510	140,000	4,100
Short Duration Credit Opportunities (JSD)
Year Ended 7/31:
2013(i)	10.42	7.07	200,099	1.78	**	8.59	**	N/A	N/A	39	—	—	—	85,000	3,354
2012	14.77	9.96	195,165	1.75		8.25		N/A	N/A	62	—	—	—	85,000	3,296
2011(g)	(7.58)	.49	190,868	1.16	**	1.52	**	N/A	N/A	5	—	—	—	—	—

(e)  After expense reimbursement from the Adviser, where applicable. As of July 31, 2012, the Adviser is no longer reimbursing Floating Rate Income Opportunity (JRO) for any fees or expenses.

(f)  Each Ratio of Net Investment Income (Loss) includes the effect of the increase (decrease) of the net realizable value of the receivable for matured senior loans as described in Footnote 1—General Information and Significant Accounting Policies, Matured Senior Loans. The increase (decrease) to the Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares were as follows:

Increase (Decrease) to Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares(h)			Increase (Decrease) to Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares(h)
Floating Rate Income Opportunity (JRO)			Short Duration Credit Opportunities (JSD)
Year Ended 7/31:			Year Ended 7/31:
2013(i)	.01	%**	2013(i)	—%
2012	.01		2012	—
2011	.02		2011(g)	—
2010	.09
2009	—
2008	—

(g)  For the period May 25, 2011 (commencement of operations) through July 31, 2011.

(h)  Floating Rate Income Opportunity (JRO) had no matured senior loans prior to the fiscal year ended July 31, 2010. Short Duration Credit Opportunities (JSD) has not had any matured senior loans since its commencement of operations on May 25, 2011.

(i)  For the six months ended January 31, 2013.

N/A  The Fund never had, or no longer has, a contractual reimbursement agreement with the Adviser.

*  Rounds to less than $.01 per share.

**  Annualized.

See accompanying notes to financial statements.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited)

1. General Information and Significant Accounting Policies

General Information

The funds covered in this report and their corresponding Common share New York Stock Exchange ("NYSE") symbols are Nuveen Senior Income Fund (NSL), Nuveen Floating Rate Income Fund (JFR), Nuveen Floating Rate Income Opportunity Fund (JRO) and Nuveen Short Duration Credit Opportunities Fund (JSD) (each a "Fund" and collectively, the "Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified closed-end management investment companies.

On December 31, 2012, the Funds' investment adviser converted from a Delaware corporation to a Delaware limited liability company. As a result, Nuveen Fund Advisors, Inc., a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), changed its name to Nuveen Fund Advisors, LLC (the "Adviser"). There were no changes to the identities or roles of any personnel as a result of the change.

Senior Income's (NSL) investment objective is to achieve a high level of current income, consistent with capital preservation. The Fund invests 80% of its total assets in adjustable rate senior secured loans. The Fund may invest up to 20% of its total assets in U.S. dollar denominated senior loans of non-U.S. borrowers, senior loans that are not secured, other debt securities, and equity securities and warrants acquired in connection with the Fund's investment in senior loans.

Floating Rate Income's (JFR) investment objective is to achieve a high level of current income. The Fund invests at least 65% of its managed assets (as defined in Footnote 7—Management Fees and Other Transactions with Affiliates) in adjustable rate senior loans that are secured by specific collateral. The Fund may invest a substantial portion of its managed assets in senior loans and other debt instruments that are, at the time of investment, rated below investment grade or are unrated but judged to be of comparable quality by the Fund's sub-adviser Symphony Asset Management, LLC ("Symphony"), an affiliate of Nuveen.

Floating Rate Income Opportunity's (JRO) investment objective is to achieve a high level of current income. The Fund invests at least 80% of its managed assets in adjustable rate loans, primarily secured senior loans. As part of the 80% requirement, the Fund also may invest in unsecured senior loans and secured and unsecured subordinated loans. The Fund invests at least 65% of its managed assets in adjustable rate senior loans that are secured by specific collateral.

Short Duration Credit Opportunities' (JSD) investment objective is to provide current income and the potential for capital appreciation. The Fund seeks to achieve its objective by primarily investing in a blended portfolio of below investment grade adjustable rate corporate debt instruments, including senior secured loans, second lien loans and other adjustable rate corporate debt instruments. Under normal market circumstances the Fund will invest at least 70% of its managed assets in adjustable rate senior loans and second lien loans. The Fund may make limited tactical investments in high yield debt and other debt instruments of up to 30% of its managed assets. No more than 20% of the Fund's managed assets may be invested in debt instruments that are, at the time of investment, rated CCC+ or Caa or below by any Nationally Recognized Statistical Rating Organization or that are unrated but judged by the Fund's sub-adviser, Symphony, to be of comparable quality. The Fund may enter into tactical short positions consisting primarily of high yield debt, either directly or through the use of derivatives, including credit default swaps, creating investment exposure or hedging existing long (positive) investment exposure in a notional amount up to 20% of its managed assets. Initially, these short positions will not increase the Fund's leverage ratio or overall investment exposure because the Fund will not use any proceeds or cash from short sales to invest in additional securities. The Fund may invest up to 20% of its managed assets in debt instruments of non-U.S. issuers that are U.S. dollar or non-U.S. dollar denominated. The Fund's investments in debt instruments of non-U.S. issuers may include debt instruments of issuers located, or conducting their business, in emerging markets countries.

Nuveen Investments

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

Investment Valuation

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1 for fair value measurement purposes. Securities primarily traded on the NASDAQ National Market ("NASDAQ") are valued, except as indicated below, at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price and are generally classified as Level 2.

Investments in investment companies are valued at their respective net asset values on the valuation date. These investment vehicles are generally classified as Level 1.

Prices of fixed-income securities, senior loans and swap contracts are provided by a pricing service approved by the Funds' Board of Trustees. These securities are generally classified as Level 2. The pricing service establishes a security's fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Like most fixed-income securities, the senior and subordinated loans in which the Funds invest are not listed on an organized exchange. The secondary market of such investments may be less liquid relative to markets for other fixed-income securities. Consequently, the value of senior and subordinated loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that senior loan. These securities are generally classified as Level 2.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds' Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security's fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds' Board of Trustees or its designee.

Refer to Footnote 2—Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Trade date for senior and subordinated loans purchased in the "primary market" is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the "secondary market" is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds' portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. As of January 31, 2013, Senior Income (NSL), Floating Rate Income (JFR), Floating Rate Income Opportunity (JRO) and Short Duration Credit Opportunities

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

(JSD) had outstanding when-issued/delayed delivery purchase commitments of $19,704,020, $50,974,428, $35,609,396 and $18,487,891, respectively.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Fee income consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Legal fee refund presented on the Statement of Operations reflects a refund of workout expenditures paid in a prior reporting period, when applicable.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment company taxable income to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Dividends to Common shareholders are declared monthly. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal corporate income tax regulations, which may differ from U.S. GAAP.

Preferred Shares

The Funds are authorized to issue Preferred shares. As of July 31, 2010, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) redeemed all of their outstanding Preferred shares, at liquidation values of $46,000,000, $400,000,000 and $240,000,000, respectively. Short Duration Credit Opportunities (JSD) has not issued Preferred shares since its commencement of operations on May 25, 2011.

Matured Senior Loans

Each Fund may hold senior loans which have matured prior to the end of the current fiscal period. The net realizable value for matured senior loans is recognized on the Statement of Assets and Liabilities as "Receivable for matured senior loans." The net increase or decrease in the net realizable value of the receivable for matured senior loans during the current fiscal period is recognized on the Statement of Operations as a component of "Other income" or "Other expenses," respectively, when applicable.

Swap Contracts

Each Fund is authorized to enter into swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Interest Rate Swap Contracts

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and policies in an attempt to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. In

Nuveen Investments

connection with these contracts, securities in the Funds' portfolios of investments may be identified as collateral in accordance with the terms of the respective swap contract. Interest rate swap contracts involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (i.e., an exchange of floating rate payments for fixed rate payments with respect to a specified notional amount of principal). Interest rate swap contracts are valued daily. The Funds accrue daily the periodic payments expected to be paid and received on each interest rate swap contract and recognize the daily change in the market value of the Funds' contractual rights and obligations under the contracts. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as a component of "Unrealized appreciation or depreciation on interest rate swaps (, net)" with the change during the fiscal period recognized on the Statement of Operations as a component of "Change in net unrealized appreciation (depreciation) of swaps". Income received or paid by the Funds is recognized as a component of "Net realized gain (loss) from swaps" on the Statement of Operations, in addition to the net realized gains or losses recognized upon the termination of an interest rate swap contract and are equal to the difference between the Funds' basis in the interest rate swap and the proceeds from (or cost of) the closing transaction. Payments received or made at the beginning of the measurement period are recognized as a component of "Interest rate swap premiums paid and/or received" on the Statement of Assets and Liabilities, when applicable. For tax purposes, periodic payments are treated as ordinary income or expense.

During the six months ended January 31, 2013, Senior Income (NSL), Floating Rate Income (JFR), Floating Rate Income Opportunities (JRO) and Short Duration Credit Opportunities (JSD) continued to invest in interest rate swap contracts to partially fix the interest cost of leverage, which each Fund uses through the use of bank borrowings.

The average notional amount of interest rate swap contracts outstanding during the six months ended January 31, 2013, was as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Average notional amount of interest rate swap contracts outstanding*	$36,975,000	$98,870,000	$58,635,000	$52,500,000

*  The average notional amount is calculated based on the outstanding notional amount at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Credit Default Swaps

Each Fund is subject to credit risk in the normal course of pursuing its investment objectives. A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer's default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. As a purchaser of a credit default swap contract, the Fund pays to the counterparty a periodic interest fee based on the notional amount of the credit default swap. This interest fee is accrued daily and recognized with the daily change in the market value of the contract as a component of "Unrealized appreciation or depreciation on credit default swaps (, net)" on the Statement of Assets and Liabilities and is recorded as a realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund is obligated to deliver that security, or an equivalent amount of cash, to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as a realized gain or loss. Payments received or made at the beginning of the measurement period are recognized as a component of "Credit default swap premiums paid and/or received" on the Statement of Assets and Liabilities, when applicable. As a seller of a credit default swap contract, the Fund generally receives from the counterparty a periodic interest fee based on the notional amount of the credit default swap. This interest fee is accrued daily as a component of unrealized appreciation or depreciation and is recorded as a realized gain or loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either receive that security, or an equivalent amount of cash, from the counterparty in exchange for payment of the notional amount to the counterparty, or pay a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received and the notional amount paid is recorded as a realized loss. Changes in the value of a credit default swap during the fiscal period are recognized as a component of "Change in net unrealized appreciation (depreciation) of swaps," and realized gains and losses are recognized as a component of "Net realized gain (loss) from swaps" on the Statement of Operations. The maximum potential amount of future payments the Fund could incur as a seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.

During the six months ended January 31, 2013, Short Duration Credit Opportunities (JSD) continued to invest in credit default swap contracts to provide a benefit if particular bonds' credit quality worsened. The Fund does not hold other securities issued by the issuers referenced under these credit default swap contracts.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

The average notional amount of credit default swap contracts outstanding during the six months ended January 31, 2013, was as follows:

Short Duration Credit Opportunites (JSD)
Average notional amount of credit default swap contracts outstanding*	$13,250,000

*  The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Refer to Footnote 3—Derivative Instruments and Hedging Activities for further details on swap contract activity.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange's clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Common Shares Shelf Offering and Shelf Offering Costs

Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) have filed registration statements with the Securities and Exchange Commission ("SEC") through their ongoing shelf offerings, which became effective with the SEC during the fiscal year ended July 31, 2011, authorizing the Funds to issue additional Common shares through an equity shelf offering. Under these equity shelf programs, the Funds, subject to market conditions, may raise additional equity capital from time to time in varying amounts and offering methods at a net price at or above each Fund's net asset value ("NAV") per Common share.

During the current reporting period, Short Duration Credit Opportunities (JSD) filed a registration statement with the SEC authorizing the Fund to issue an additional 1.0 million shares through an equity shelf program, which is not yet effective.

	Senior Income (NSL)		Floating Rate Income (JFR)		Floating Rate Income Opportunity (JRO)
	Six Months Ended 1/31/13	Year Ended 7/31/12	Six Months Ended 1/31/13	Year Ended 7/31/12	Six Months Ended 1/31/13	Year Ended 7/31/12
Authorized shares	3,200,000	2,900,000	4,700,000	4,700,000	3,100,000	2,800,000
Common shares issued	2,609,901	759,751	3,488,580	54,809	3,100,000	731,647
Offering proceeds, net of offering costs	$19,408,813	$5,291,150	$43,283,828	$648,718	$38,522,198	$8,615,279

Nuveen Investments

Costs incurred by the Funds in connection with their initial shelf offerings are recorded as a deferred charge which are amortized over the period such additional Common shares are sold not to exceed the one-year life of the shelf offering period. Ongoing shelf offering costs, and any additional costs the Funds may incur in connection with these shelf offerings, are expensed as incurred.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Indemnifications

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 —  Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 —  Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —  Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of the end of the reporting period:

Senior Income (NSL)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$311,188,526	$—	$311,188,526
Common Stocks	4,586,485	2,707,169	—	7,293,654
Convertible Bonds	—	841,500	—	841,500
Corporate Bonds	—	34,717,625	—	34,717,625
Short-Term Investments:
Repurchase Agreements	—	17,891,391	—	17,891,391
Derivatives:
Interest Rate Swaps**	—	(1,246,485)	—	(1,246,485)
Total	$4,586,485	$366,099,726	$—	$370,686,211

*  Refer to the Fund's Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2.

**  Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

Floating Rate Income (JFR)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$721,348,891	$—	$721,348,891
Common Stocks	15,346,681	8,687,065	—	24,033,746
Convertible Bonds	—	1,836,500	—	1,836,500
Corporate Bonds	—	71,113,252	—	71,113,252
Asset-Backed Securities	—	41,452,315	—	41,452,315
Investment Companies	13,670,998	—	—	13,670,998
Short-Term Investments:
Repurchase Agreements	—	42,354,963	—	42,354,963
Derivatives:
Interest Rate Swaps**	—	(3,333,062)	—	(3,333,062)
Total	$29,017,679	$883,459,924	$—	$912,477,603
Floating Rate Income Opportunity (JRO)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$471,536,586	$—	$471,536,586
Common Stocks	7,432,318	7,864,677	—	15,296,995
Convertible Bonds	—	1,539,500	—	1,539,500
Corporate Bonds	—	61,204,924	—	61,204,924
Asset-Backed Securities	—	27,668,154	—	27,668,154
Short-Term Investments:
Repurchase Agreements	—	32,684,349	—	32,684,349
Derivatives:
Interest Rate Swaps**	—	(1,976,678)	—	(1,976,678)
Total	$7,432,318	$600,521,512	$—	$607,953,830
Short Duration Credit Opportunities (JSD)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$247,000,140	$—	$247,000,140
Corporate Bonds	—	34,049,068	—	34,049,068
Short-Term Investments:
Repurchase Agreements	—	14,624,462	—	14,624,462
Derivatives:
Interest Rate Swaps**	—	(977,908)	—	(977,908)
Credit Default Swaps**	—	(134,040)	—	(134,040)
Total	$—	$294,561,722	$—	$294,561,722

*  Refer to the Fund's Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2.

**  Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.
Nuveen Investments

The table below presents transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Senior Income (NSL)	$3,628,541	$—	$—	$(3,628,541)	$—	$—
Floating Rate Income (JFR)	12,378,105	—	—	(12,378,105)	—	—
Floating Rate Income Opportunity (JRO)	5,100,482	—	—	(5,100,482)	—	—

The Nuveen funds' Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser's Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds' pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser's dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer's financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts' research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which the Funds were invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1—General Information and Significant Accounting Policies.

The following tables present the fair value of all derivative instruments held by the Funds as of January 31, 2013, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Senior Income (NSL)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	—	$—	Unrealized depreciation on interest rate swaps	$(1,246,485)

Floating Rate Income (JFR)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	—	$—	Unrealized depreciation on interest rate swaps	$(3,333,062)

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

Floating Rate Income Opportunity (JRO)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	—	$—	Unrealized depreciation on interest rate swaps	$(1,976,678)

Short Duration Credit Opportunities (JSD)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	—	$—	Unrealized depreciation on interest rate swaps	$(977,908)
Credit	Swaps	Unrealized appreciation on credit default swaps, net*	33,258	—	—
Credit	Swaps	Unrealized appreciation on credit default swaps, net*	(6,727)	Unrealized depreciation on credit default swaps, net*	(160,571)
Total			$26,531		$(1,138,479)

*  Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2013, on derivative instruments, as well as the primary risk exposure associated with each.

Net Realized Gain (Loss) from Swaps	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Risk Exposure
Interest Rate	$(284,848)	$(761,676)	$(451,713)	$(235,225)
Credit	—	—	—	11,313
Total	$(284,848)	$(761,676)	$(451,713)	$(223,912)
Change in Net Unrealized Appreciation (Depreciation) of Swaps	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Risk Exposure
Interest Rate	$286,830	$766,976	$454,856	$346,325
Credit	—	—	—	(780,963)
	$286,830	$766,976	$454,856	$(434,638)

Nuveen Investments

4. Fund Shares

Common Shares

Transactions in Common shares were as follows:

	Senior Income (NSL)		Floating Rate Income (JFR)		Floating Rate Income Opportunity (JRO)		Short Duration Credit Opportunities (JSD)
	Six Months Ended 1/31/13	Year Ended 7/31/12	Six Months Ended 1/31/13	Year Ended 7/31/12	Six Months Ended 1/31/13	Year Ended 7/31/12	Six Months Ended 1/31/13	Year Ended 7/31/12
Common shares:
Sold through shelf offering	2,609,901	759,751	3,488,580	54,809	3,100,000	731,647	—	—
Issued to shareholders due to reinvestment of distributions	17,537	21,335	29,510	4,423	15,715	14,800	28,031	6,452
Repurchased and retired	—	—	—	—	—	—	—	—
Total	2,627,438	781,086	3,518,090	59,232	3,115,715	746,447	28,031	6,452
Weighted average Common share:
Premium to NAV per shelf offering share sold	3.72%	1.69%	2.39%	1.14%	3.20%	1.53%	—	—
Price per share repurchased and retired	$—	$—	$—	$—	$—	$—	$—	$—
Discount per share repurchased and retired	—	—	—	—	—	—	—	—

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended January 31, 2013, were as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Purchases	$131,314,337	$303,199,621	$218,821,354	$104,163,893
Sales and maturities	118,225,354	275,000,107	190,356,436	100,111,961

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and, for Floating Rate Income (JFR), Floating Rate Income Opportunity (JRO) and Short Duration Credit Opportunities (JSD), recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

As of January 31, 2013, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Cost of investments	$368,522,563	$904,976,255	$601,842,710	$287,070,554
Gross unrealized:
Appreciation	$11,038,734	$31,357,847	$21,383,761	$9,385,880
Depreciation	(7,628,601)	(20,523,437)	(13,295,963)	(782,764)
Net unrealized appreciation (depreciation) of investments	$3,410,133	$10,834,410	$8,087,798	$8,603,116

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

Permanent differences, primarily due to federal taxes paid, paydowns, bond premium adjustments and treatment of notional principal contracts, resulted in reclassifications among the Funds' components of Common share net assets as of July 31, 2012, the Funds' last tax year end, as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Paid-in-surplus	$(9,026)	$(33,571)	$(24,634)	$—
Undistributed (Over-distribution of) net investment income	(1,106,923)	(5,573,406)	(4,824,086)	(605,747)
Accumulated net realized gain (loss)	1,115,949	5,606,977	4,848,720	605,747

The tax components of undistributed net ordinary income and net long-term capital gains as of July 31, 2012, the Funds' last tax year end, were as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Undistributed net ordinary income *	$2,063,354	$7,250,492	$5,279,429	$1,689,034
Undistributed net long-term capital gains	—	—	—	—

*  Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 1, 2012, paid on August 1, 2012.

The tax character of distributions paid during the Funds' last tax year ended July 31, 2012, was designated for purposes of the dividends paid deduction as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)	Short Duration Credit Opportunities (JSD)
Distributions from net ordinary income *	$17,152,683	$45,574,781	$30,481,222	$13,918,877
Distributions from net long-term capital gains	—	—	—	—

*  Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

As of July 31, 2012, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)
Expiration:
July 31, 2015	$215,819	$2,471,002	$—
July 31, 2016	—	183,234	—
July 31, 2017	8,900,332	21,620,554	11,204,604
July 31, 2018	29,264,459	67,020,214	46,332,843
Total	$38,380,610	$91,295,004	$57,537,447

Nuveen Investments

During the Funds' last tax year ended July 31, 2012, the following Funds utilized capital loss carryforwards as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)
Utilized capital loss carryforwards	$786,251	$2,592,900	$1,664,573

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by a Fund after December 31, 2010 will not be subject to expiration. During the Funds' last tax year ended July 31, 2012, there were no post-enactment capital losses generated by any of the Funds.

The Funds have elected to defer losses incurred from November 1, 2011 through July 31, 2012, the Funds' last tax year end, in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The following Fund has elected to defer losses as follows:

Short Duration Credit Opportunities (JSD)
Post-October capital losses	$133,681
Late-year ordinary losses	—

7. Management Fees and Other Transactions with Affiliates

Each Fund's management fee consists of two components – a fund–level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Managed Assets*	Senior Income (NSL) Fund-Level Fee Rate
For the first $1 billion	.6500%
For the next $1 billion	.6375
For the next $3 billion	.6250
For the next $5 billion	.6000
For managed assets over $10 billion	.5750

Average Daily Managed Assets*	Floating Rate Income (JFR) Floating Rate Income Opportunity (JRO) Fund-Level Fee Rate	Short Duration Credit Opportunities (JSD) Fund-Level Fee Rate
For the first $500 million	.6500%	.6500%
For the next $500 million	.6250	.6375
For the next $500 million	.6000	.6250
For the next $500 million	.5750	.6125
For managed assets over $2 billion	.5500	.6000

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*  For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute ''eligible assets." Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser's assumption of the management of the former First American Funds effective January 1, 2011. As of January 31, 2013, the complex-level fee rate for these Funds was .1672%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund's overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Symphony under which Symphony manages the investment portfolios of the Funds. The Adviser is responsible for overseeing the Funds' investments in interest rate and credit default swap contracts. Symphony is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

During the six months ended January 31, 2013, Nuveen Securities, LLC, the Funds' distributor and a wholly-owned subsidiary of Nuveen, received commissions of $39,438, $87,382 and $78,107, related to the sale of Common shares from the shelf offerings of Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO), respectively.

8. Senior Loan Commitments

Unfunded Commitments

Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. Each Fund will maintain with the custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of January 31, 2013, the Funds had no unfunded senior loan commitments.

Nuveen Investments

Participation Commitments

With respect to the senior loans held in each Fund's portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of January 31, 2013, there were no such outstanding participation commitments in any of the Funds.

9. Borrowing Arrangements

The following Funds have entered into a credit agreement ("Borrowings") with an affiliate of Citibank N.A. as a means of financial leverage. Each Fund's maximum commitment amount under its Borrowings is as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)
Maximum commitment amount	$109,000,000	$270,000,000	$173,000,000

As of January 31, 2013, each Fund's outstanding balance on its Borrowings was as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)
Outstanding balance on Borrowings	$100,000,000	$249,200,000	$159,900,000

During the six months ended January 31, 2013, the average daily balance outstanding and average annual interest rate on each Fund's Borrowings were as follows:

	Senior Income (NSL)	Floating Rate Income (JFR)	Floating Rate Income Opportunity (JRO)
Average daily balance outstanding	$100,000,000	$249,200,000	$159,900,000
Average annual interest rate	1.03%	1.03%	1.03%

Interest charged on these Borrowings is based on a .75% per annum drawn fee on the amount borrowed and .15% per annum on the undrawn balance of the maximum commitment amount.

Short Duration Credit Opportunities (JSD) entered into a credit agreement ("Borrowings") with Bank of America, N.A. ("Bank of America") as a means of financial leverage. The Fund's maximum commitment amount under its Borrowings is as follows:

Short Duration Credit Opportunities (JSD)
Maximum commitment amount	$85,000,000

As of January 31, 2013, the Fund's outstanding balance on its Borrowings was as follows:

Short Duration Credit Opportunities (JSD)
Outstanding balance on Borrowings	$85,000,000

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

During the six months ended January 31, 2013, the average daily balance outstanding and average annual interest rate on the Fund's Borrowings were as follows:

Short Duration Credit Opportunities (JSD)
Average daily balance outstanding	$85,000,000
Average annual interest rate	1.10%

Interest is charged on these Borrowings at the 3-Month LIBOR (London Inter-bank Offered Rate) plus .85% per annum on the amount borrowed and .25% per annum on the undrawn balance. The Fund also accrues a commitment fee of .10% per annum on the maximum commitment amount.

In order to maintain these Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by securities held in each Fund's portfolio of investments.

Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on the borrowed amounts and undrawn balances are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

10. New Accounting Pronouncements

Financial Accounting Standards Board ("FASB") Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities

In January 2013, Accounting Standards Update (ASU) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact to the financial statements and footnote disclosures, if any.

11. Subsequent Events

During March 2013, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) filed registration statements with the SEC authorizing the Funds to issue an additional 8.8 million, 12.9 million and 8.5 million common shares, respectively, through their equity shelf programs.

Nuveen Investments

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each quarter you'll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid

Nuveen Investments

Reinvest Automatically,
Easily and Conveniently (continued)

by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments

Glossary of Terms
Used in this Report

•  Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

•  Barclays U.S. Aggregate Bond Index: An unmanaged index that includes all investment-grade, publicly issued, fixed-rate, dollar denominated, nonconvertible debt issues and commercial mortgage backed securities with maturities of at least one year and outstanding par values of $150 million or more. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

•  Convexity: A tool used in risk management to measure the sensitivity of bond duration to interest rate changes. Higher convexity generally means higher sensitivity to interest rate changes.

•  CSFB Leveraged Loan Index: A representative, unmanaged index of tradeable, senior, U.S. dollar-denominated leveraged loans. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

•  Effective Leverage: Effective leverage is a Fund's effective economic leverage, and includes both Regulatory leverage (see below) and the leverage effects of certain derivative investments in the Fund's portfolio that increase the Funds' investment exposure.

•  Equity Shelf Program: A type of public offering used in accordance with U.S. Securities and Exchange Commission (SEC) registration requirements. This program allows corporations to offer and sell securities for several years without a separate prospectus for each offering. Corporations with equity shelf programs are required to file annual and quarterly reports with the SEC.

•  Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

•  Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

•  Market Yield (also known as Dividend Yield or Current Yield): Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

•  Net Asset Value (NAV): The net market value of all securities held in a portfolio.

Nuveen Investments

Glossary of Terms
Used in this Report (continued)

•  Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund's total assets (securities, cash, and accrued earnings), subtracting the Fund's liabilities, and dividing by the number of shares outstanding.

•  Regulatory Leverage: Regulatory leverage consists of preferred shares or debt issued by of the Fund. Both of these are part of a Fund's capital structure. Regulatory leverage is sometimes referred to as "'40 Act Leverage" and is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Nuveen Investments

Notes

Nuveen Investments

Notes

Nuveen Investments

Additional Fund Information

Board of Trustees

John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager

Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606

Custodian

State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel

Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm

Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Fund	Common Shares Repurchased
NSL	—
JFR	—
JRO	—
JSD	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed $219 billion as of December 31, 2012.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com/cef

ESA-A-0113D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

a) See Portfolio of Investments in Item 1.

b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: April 5, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: April 5, 2013